The Hartford Growth Opportunities Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6%
	Automobiles & Components - 3.6%
548,590	Tesla, Inc.*	$236,118,622
	Capital Goods - 3.0%
73,925	Axon Enterprise, Inc.*	35,748,652
102,959	Quanta Services, Inc.	48,867,430
324,383	RTX Corp.	65,178,276
230,900	Vertiv Holdings Co. Class A	42,988,962
		192,783,320
	Consumer Discretionary Distribution & Retail - 8.9%
2,028,151	Amazon.com, Inc.*	485,336,534
158,023	Dick's Sporting Goods, Inc.	31,920,646
127,314	Home Depot, Inc.	47,690,551
171,581	Tory Burch LLC*(1)(2)	9,634,272
		574,582,003
	Consumer Durables & Apparel - 0.7%
1,034,941	On Holding AG Class A*	46,831,080
	Consumer Services - 1.3%
409,530	DoorDash, Inc. Class A*	83,798,029
103,812	DraftKings, Inc. Class A*	2,855,868
		86,653,897
	Energy - 0.8%
403,208	Cameco Corp.	49,751,835
	Financial Services - 3.6%
220,005	Evercore, Inc. Class A	77,721,166
923,413	KKR & Co., Inc.	105,509,169
481,178	Tradeweb Markets, Inc. Class A	49,595,017
		232,825,352
	Food, Beverage & Tobacco - 1.4%
1,125,530	Monster Beverage Corp.*	90,897,803
	Health Care Equipment & Services - 1.4%
70,376	Intuitive Surgical, Inc.*	35,484,987
269,464	Veeva Systems, Inc. Class A*	54,949,099
		90,434,086
	Media & Entertainment - 21.3%
1,642,918	Alphabet, Inc. Class A	555,306,284
992,316	EchoStar Corp. Class A*	112,350,018
1,198,346	Liberty Media Corp.-Liberty Formula One Class C*	104,280,069
425,921	Meta Platforms, Inc. Class A	305,172,396
2,467,840	Netflix, Inc.*	206,039,962
199,185	Reddit, Inc. Class A*	35,907,080
128,509	Spotify Technology SA*	64,299,478
		1,383,355,287
	Pharmaceuticals, Biotechnology & Life Sciences - 6.6%
239,356	Eli Lilly & Co.	248,248,075
227,684	Illumina, Inc.*	32,970,920
574,625	Natera, Inc.*	132,818,823
198,352	Structure Therapeutics, Inc. ADR*	17,544,234
		431,582,052
	Real Estate Management & Development - 0.7%
749,341	Zillow Group, Inc. Class C*	47,230,963
	Semiconductors & Semiconductor Equipment - 22.7%
926,459	ARM Holdings PLC ADR*	97,611,720
1,100,780	Broadcom, Inc.	364,688,414
5,311,216	NVIDIA Corp.	1,015,132,714
		1,477,432,848
	Software & Services - 11.9%
124,281	AppLovin Corp. Class A*	58,798,584
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.6% - (continued)
	Software & Services - 11.9% - (continued)
232,673	Cloudflare, Inc. Class A*		$41,264,557
185,808	Crowdstrike Holdings, Inc. Class A*		82,016,580
674,402	Microsoft Corp.		290,188,437
638,447	Oracle Corp.		105,075,607
971,943	Palantir Technologies, Inc. Class A*		142,477,124
20,599	Rubicon Earnout Shares*(1)(2)		—
2,197,165	Rubicon TRA Placeholder*(1)(2)		181,881
808,866	Trimble, Inc.*		54,679,342
			774,682,112
	Technology Hardware & Equipment - 10.5%
1,282,948	Apple, Inc.		332,899,347
490,163	Arista Networks, Inc.*		69,475,704
321,043	Celestica, Inc.*		90,209,873
870,681	Corning, Inc.		89,897,813
1,539,281	Flex Ltd.*		97,036,274
			679,519,011
	Transportation - 1.2%
395,014	CH Robinson Worldwide, Inc.		77,007,979
	Total Common Stocks (cost $4,126,809,167)		$6,471,688,250
CONVERTIBLE PREFERRED STOCKS - 0.1%
	Health Care Equipment & Services - 0.1%
5,668,755	Lumeris Group Holdings Corp.*(1)(2)(3)		$4,364,941
	Software & Services - 0.0%
743,470	Lookout, Inc. Series F*(1)(2)(3)		2,728,535
	Total Convertible Preferred Stocks (cost $17,456,734)		$7,093,476
	Total Long-Term Investments (cost $4,144,265,901)		$6,478,781,726
SHORT-TERM INVESTMENTS - 0.0%
	Repurchase Agreements - 0.0%
$ 2,302,917
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/30/2026 at 3.66%,
due on 02/02/2026 with a maturity value
of $2,303,619; collateralized by
U.S. Treasury Note at 3.75%, maturing
06/30/2027, with a market value of
$2,349,131
			$2,302,917
	Total Short-Term Investments (cost $2,302,917)		$2,302,917
	Total Investments (cost $4,146,568,818)	99.7%	$6,481,084,643
	Other Assets and Liabilities	0.3%	18,250,915
	Net Assets	100.0%	$6,499,335,558
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

1

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $16,909,629 or 0.3% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2014	Lookout, Inc. Series F Convertible Preferred	743,470	$8,492,732	$2,728,535
05/2014	Lumeris Group Holdings Corp. Convertible Preferred	5,668,755	8,964,002	4,364,941
09/2015	Rubicon Earnout Shares	20,599	—	—
09/2015	Rubicon TRA Placeholder	2,197,165	—	181,881
11/2013	Tory Burch LLC	171,581	13,447,917	9,634,272
			$30,904,651	$16,909,629

(2)	Investment valued using significant unobservable inputs.
(3)	Currently no rate available.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$6,471,688,250	$6,461,872,097	$—	$9,816,153
Convertible Preferred Stocks	7,093,476	—	—	7,093,476
Short-Term Investments	2,302,917	—	2,302,917	—
Total	$6,481,084,643	$6,461,872,097	$2,302,917	$16,909,629

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2026 is not presented.

2

The Hartford Small Cap Growth Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Automobiles & Components - 1.7%
20,699	Dorman Products, Inc.*	$2,570,816
17,838	Patrick Industries, Inc.(1)	2,250,620
		4,821,436
	Banks - 1.1%
38,520	Cadence Bank	1,622,077
16,546	Pinnacle Financial Partners, Inc.	1,573,359
		3,195,436
	Capital Goods - 20.7%
26,957	AAON, Inc.	2,454,704
10,157	AeroVironment, Inc.*	2,827,607
79,931	Archer Aviation, Inc. Class A*	574,704
17,302	ATI, Inc.*	2,081,431
47,803	Atmus Filtration Technologies, Inc.	2,771,140
16,154	AZZ, Inc.	2,007,781
42,225	Bloom Energy Corp. Class A*	6,391,598
11,880	Boise Cascade Co.	960,023
5,526	Carpenter Technology Corp.	1,756,329
12,839	DXP Enterprises, Inc.*	1,669,712
54,829	Eos Energy Enterprises, Inc.*(1)	802,696
7,600	EquipmentShare.com, Inc. Class A*	236,360
9,432	ESCO Technologies, Inc.	2,152,099
12,410	FTAI Aviation Ltd.	3,379,491
219,069	Hillman Solutions Corp.*	2,052,676
20,739	Loar Holdings, Inc.*	1,422,281
13,752	Mercury Systems, Inc.*	1,291,038
27,677	Modine Manufacturing Co.*	5,110,835
12,896	Moog, Inc. Class A	3,937,794
8,337	MYR Group, Inc.*	2,084,583
31,540	Nextpower, Inc. Class A*	3,693,019
21,199	Primoris Services Corp.	3,142,752
17,630	SPX Technologies, Inc.*	3,674,268
23,601	Transcat, Inc.*	1,423,376
5,969	WESCO International, Inc.	1,727,608
8,969	York Space Systems, Inc.*	304,497
		59,930,402
	Commercial & Professional Services - 4.3%
16,195	Casella Waste Systems, Inc. Class A*	1,633,752
48,352	CBIZ, Inc.*	1,902,651
7,476	Clean Harbors, Inc.*	1,943,087
23,050	Innodata, Inc.*(1)	1,277,892
23,162	Planet Labs PBC*	578,355
96,974	Upwork, Inc.*	1,942,389
161,152	Verra Mobility Corp.*	3,110,234
		12,388,360
	Consumer Discretionary Distribution & Retail - 2.4%
9,762	Boot Barn Holdings, Inc.*	1,742,322
52,558	National Vision Holdings, Inc.*	1,384,903
14,402	Ollie's Bargain Outlet Holdings, Inc.*	1,588,685
7,135	Pool Corp.	1,812,932
2,711	RH*	539,028
		7,067,870
	Consumer Durables & Apparel - 2.6%
7,582	Installed Building Products, Inc.	2,184,678
36,209	Kontoor Brands, Inc.	2,162,764
14,347	Polaris, Inc.	915,912
39,054	Smith Douglas Homes Corp.*(1)	704,534
33,179	YETI Holdings, Inc.*	1,516,612
		7,484,500
	Consumer Services - 3.7%
14,991	Adtalem Global Education, Inc.*	1,552,318
157,601	Genius Sports Ltd.*	1,371,128
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Consumer Services - 3.7% - (continued)
11,694	Hyatt Hotels Corp. Class A	$1,828,591
74,064	Life Time Group Holdings, Inc.*	2,160,447
65,508	Navan, Inc. Class A*	752,032
163,387	Super Group SGHC Ltd.	1,547,275
52,871	Universal Technical Institute, Inc.*	1,471,400
		10,683,191
	Consumer Staples Distribution & Retail - 1.6%
24,020	BJ's Wholesale Club Holdings, Inc.*	2,220,409
36,554	Chefs' Warehouse, Inc.*	2,299,246
		4,519,655
	Energy - 1.6%
972	Centrus Energy Corp. Class A*(1)	270,488
26,999	Energy Fuels, Inc.*(1)	605,858
3,502	Gulfport Energy Corp.*	715,003
172,921	TETRA Technologies, Inc.*	1,971,300
57,659	Uranium Energy Corp.*	994,041
		4,556,690
	Equity Real Estate Investment Trusts (REITs) - 1.3%
61,215	CareTrust, Inc. REIT	2,285,768
82,578	Urban Edge Properties REIT	1,604,491
		3,890,259
	Financial Services - 8.0%
10,653	Dave, Inc.*	1,743,790
5,455	Evercore, Inc. Class A	1,927,088
14,718	Figure Technology Solutions, Inc. Class A*	837,160
22,417	FirstCash Holdings, Inc.	3,822,098
14,275	Hamilton Lane, Inc. Class A	2,016,201
76,184	Marex Group PLC	3,007,744
111,161	Perella Weinberg Partners	2,480,002
88,924	Remitly Global, Inc.*	1,175,575
5,928	Sezzle, Inc.*(1)	374,887
35,517	StepStone Group, Inc. Class A	2,510,697
24,511	Stifel Financial Corp.	3,022,206
35,164	Wealthfront Corp.*	305,224
		23,222,672
	Food, Beverage & Tobacco - 1.9%
18,113	Freshpet, Inc.*	1,262,476
21,016	Turning Point Brands, Inc.	2,546,088
32,487	Vita Coco Co., Inc.*	1,733,182
		5,541,746
	Health Care Equipment & Services - 7.4%
44,175	Acadia Healthcare Co., Inc.*	593,712
110,514	Alignment Healthcare, Inc.*	2,489,880
44,145	AtriCure, Inc.*	1,630,275
26,095	Ensign Group, Inc.	4,479,468
13,992	GeneDx Holdings Corp.*	1,346,870
9,061	Guardant Health, Inc.*	1,033,317
17,767	HealthEquity, Inc.*	1,522,099
10,980	Hims & Hers Health, Inc.*(1)	297,448
10,364	Inspire Medical Systems, Inc.*	785,384
10,539	iRhythm Holdings, Inc.*	1,628,381
32,915	Merit Medical Systems, Inc.*	2,669,077
27,840	RadNet, Inc.*	1,951,584
6,634	TransMedics Group, Inc.*	888,790
		21,316,285
	Insurance - 1.0%
49,636	SiriusPoint Ltd.*	1,013,071
933	White Mountains Insurance Group Ltd.	1,907,919
		2,920,990

3

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Materials - 2.0%
13,109	Cabot Corp.	$946,339
52,702	Coeur Mining, Inc.*	1,077,229
85,069	Ivanhoe Electric, Inc.*	1,453,829
98,125	James Hardie Industries PLC ADR*	2,255,894
		5,733,291
	Media & Entertainment - 1.4%
68,702	Cargurus, Inc.*	2,225,945
77,199	Magnite, Inc.*	1,117,069
87,469	MNTN, Inc. Class A*(1)	804,715
		4,147,729
	Pharmaceuticals, Biotechnology & Life Sciences - 15.1%
32,679	Alkermes PLC*	1,107,491
15,894	Apogee Therapeutics, Inc.*	1,041,216
15,303	Axsome Therapeutics, Inc.*	2,819,578
43,028	Bridgebio Pharma, Inc.*	3,324,774
33,410	Celldex Therapeutics, Inc.*	821,886
33,175	CG Oncology, Inc.*	1,726,759
51,550	Cogent Biosciences, Inc.*	1,851,160
8,300	Corvus Pharmaceuticals, Inc.*	171,810
38,667	Crinetics Pharmaceuticals, Inc.*	1,931,030
19,154	Cytokinetics, Inc.*	1,210,341
20,222	Disc Medicine, Inc.*	1,563,565
19,349	Ionis Pharmaceuticals, Inc.*	1,599,582
40,259	Janux Therapeutics, Inc.*	551,951
18,549	Kymera Therapeutics, Inc.*	1,348,327
4,683	Madrigal Pharmaceuticals, Inc.*	2,291,439
20,573	Mirum Pharmaceuticals, Inc.*	2,123,545
16,659	Nuvalent, Inc. Class A*	1,714,044
24,370	Protagonist Therapeutics, Inc.*	1,993,466
27,070	PTC Therapeutics, Inc.*	2,044,597
11,116	Revolution Medicines, Inc.*	1,077,696
33,063	Scholar Rock Holding Corp.*	1,466,013
25,623	Soleno Therapeutics, Inc.*	988,023
28,569	Spyre Therapeutics, Inc.*(1)	913,637
18,018	Structure Therapeutics, Inc. ADR*	1,593,692
36,821	Travere Therapeutics, Inc.*	1,144,765
16,431	Ultragenyx Pharmaceutical, Inc.*	395,494
15,900	Vaxcyte, Inc.*	851,763
43,966	Veracyte, Inc.*	1,674,225
27,912	Vericel Corp.*	1,004,274
28,999	Xenon Pharmaceuticals, Inc.*	1,189,249
		43,535,392
	Semiconductors & Semiconductor Equipment - 6.8%
15,746	Cirrus Logic, Inc.*	2,052,334
36,566	Credo Technology Group Holding Ltd.*	4,580,988
8,405	MACOM Technology Solutions Holdings, Inc.*	1,841,199
13,753	MKS, Inc.	3,237,594
21,374	Power Integrations, Inc.	981,922
26,955	Rambus, Inc.*	3,068,288
53,032	Rigetti Computing, Inc.*	963,591
8,103	SiTime Corp.*	2,942,280
		19,668,196
	Software & Services - 6.2%
53,812	ACI Worldwide, Inc.*	2,333,288
12,651	Agilysys, Inc.*	1,097,474
46,674	Applied Digital Corp.*(1)	1,581,315
40,654	AvePoint, Inc.*	472,806
29,772	Bill Holdings, Inc.*	1,285,257
84,410	CCC Intelligent Solutions Holdings, Inc.*	639,828
13,957	Commvault Systems, Inc.*	1,196,115
29,488	DigitalOcean Holdings, Inc.*	1,629,212
30,432	D-Wave Quantum, Inc.*(1)	645,767
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.7% - (continued)
	Software & Services - 6.2% - (continued)
23,943	Intapp, Inc.*		$812,865
135,543	Porch Group, Inc.*		1,069,434
68,788	Riot Platforms, Inc.*(1)		1,064,151
117,995	Terawulf, Inc.*(1)		1,577,593
14,052	Unity Software, Inc.*		408,913
13,214	Vertex, Inc. Class A*		245,120
95,182	Zeta Global Holdings Corp. Class A*		1,768,482
			17,827,620
	Technology Hardware & Equipment - 6.5%
5,742	Advanced Energy Industries, Inc.		1,466,277
9,088	Coherent Corp.*		1,928,292
5,367	Fabrinet*		2,626,825
14,686	Insight Enterprises, Inc.*		1,233,918
36,428	IonQ, Inc.*(1)		1,456,391
46,518	Mirion Technologies, Inc.*		1,155,507
48,619	Napco Security Technologies, Inc.		1,793,555
10,257	Novanta, Inc.*		1,379,977
15,943	Sanmina Corp.*		2,258,804
138,505	Viavi Solutions, Inc.*		3,387,832
			18,687,378
	Transportation - 1.7%
321,019	FTAI Infrastructure, Inc.(1)		1,868,331
74,188	RXO, Inc.*		1,081,661
10,358	Ryder System, Inc.		1,981,278
			4,931,270
	Utilities - 0.7%
14,861	Chesapeake Utilities Corp.		1,912,313
3,208	Oklo, Inc.*		255,421
			2,167,734
	Total Common Stocks (cost $212,813,861)		$288,238,102
SHORT-TERM INVESTMENTS - 2.2%
	Repurchase Agreements - 0.0%
$ 86,788
Fixed Income Clearing Corp. Repurchase
Agreement dated 01/30/2026 at 3.66%, due
on 02/02/2026 with a maturity value of
$86,814; collateralized by U.S. Treasury
Note at 3.75%, maturing 06/30/2027, with a
market value of $88,699
			$86,788
	Securities Lending Collateral - 2.2%
6,210,384	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(2)		6,210,384
	Total Short-Term Investments (cost $6,297,172)		$6,297,172
	Total Investments (cost $219,111,033)	101.9%	$294,535,274
	Other Assets and Liabilities	(1.9)%	(5,404,525)
	Net Assets	100.0%	$289,130,749
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

4

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$288,238,102	$288,238,102	$—	$—
Short-Term Investments	6,297,172	6,210,384	86,788	—
Total	$294,535,274	$294,448,486	$86,788	$—

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.

5

Hartford Schroders Core Fixed Income Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET-BACKED & COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.1%
	Other Asset-Backed Securities - 0.1%
$ 35,068	Dewolf Park CLO Ltd. 4.85%, 10/15/2030, 3 mo. USD Term SOFR + 1.18%(1)(2)	$35,059
	Whole Loan Collateral CMO - 0.0%
15,093	Towd Point Mortgage Trust 2.75%, 06/25/2057(1)(2)	14,856
	Total Asset-Backed & Commercial Mortgage-Backed Securities (cost $50,246)	$49,915
CORPORATE BONDS - 29.9%
	Aerospace & Defense - 0.1%
92,000	Boeing Co. 6.53%, 05/01/2034	$101,775
	Agriculture - 0.2%
172,000	BAT Capital Corp. 4.63%, 03/22/2033	170,425
	Apparel - 0.1%
101,000	Gildan Activewear, Inc. 5.40%, 10/07/2035(1)	100,850
	Auto Manufacturers - 2.0%
	General Motors Financial Co., Inc.
361,000	1.50%, 06/10/2026	357,878
169,000	5.60%, 06/18/2031	176,422
102,000	5.63%, 04/04/2032	106,258
112,000	5.75%, 02/08/2031	117,717
542,000	Hyundai Capital America 1.50%, 06/15/2026(1)	536,976
200,000	Stellantis Finance U.S., Inc. 6.45%, 03/18/2035(1)	208,425
		1,503,676
	Beverages - 1.4%
620,000	Bacardi Ltd./Bacardi-Martini BV 5.40%, 06/15/2033(1)	623,977
163,000	Bacardi-Martini BV 6.00%, 02/01/2035(1)	168,365
249,000	Constellation Brands, Inc. 4.95%, 11/01/2035	246,022
		1,038,364
	Commercial Banks - 8.5%
	Bank of America Corp.
236,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 6 mo. USD SOFR + 1.21% thereafter)(2)	212,926
367,000	3.25%, 10/21/2027	364,040
284,000	3.85%, 03/08/2037, (3.85% fixed rate until 03/08/2032; 5 yr. USD CMT + 2.00% thereafter)(2)	266,619
1,098,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(2)	1,120,620
	Barclays PLC
200,000	5.37%, 02/25/2031, (5.37% fixed rate until 02/25/2030; 6 mo. USD SOFR + 1.23% thereafter)(2)	206,493
302,000	6.50%, 09/13/2027, (6.50% fixed rate until 09/13/2026; 6 mo. USD SOFR + 1.88% thereafter)(2)	306,342
	Citigroup, Inc.
333,000	3.20%, 10/21/2026	331,568
126,000	5.41%, 09/19/2039, (5.41% fixed rate until 09/19/2034; 5 yr. USD CMT + 1.73% thereafter)(2)	125,956
191,000	5.83%, 02/13/2035, (5.83% fixed rate until 02/13/2034; 6 mo. USD SOFR + 2.06% thereafter)(2)	197,483
494,000	6.02%, 01/24/2036, (6.02% fixed rate until 01/24/2035; 6 mo. USD SOFR + 1.83% thereafter)(2)	514,997
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.9% - (continued)
	Commercial Banks - 8.5% - (continued)
$ 360,000	Credit Agricole SA 5.22%, 05/27/2031, (5.22% fixed rate until 05/27/2030; 6 mo. USD SOFR + 1.46% thereafter)(1)(2)	$369,790
228,000	Deutsche Bank AG 4.47%, 12/10/2031, (4.47% fixed rate until 12/10/2030; 6 mo. USD SOFR + 1.10% thereafter)(2)	227,746
	JP Morgan Chase & Co.
96,000	5.19%, 02/05/2037, (5.19% fixed rate until 02/05/2036; 6 mo. USD SOFR + 1.30% thereafter)(2)	95,791
123,000	5.58%, 07/23/2036, (5.58% fixed rate until 07/23/2035; 6 mo. USD SOFR + 1.64% thereafter)(2)	126,354
544,000	Lloyds Banking Group PLC 1.63%, 05/11/2027, (1.63% fixed rate until 05/11/2026; 1 yr. USD CMT + 0.85% thereafter)(2)	540,464
390,000	Macquarie Group Ltd. 1.63%, 09/23/2027, (1.63% fixed rate until 09/23/2026; 6 mo. USD SOFR + 0.91% thereafter)(1)(2)	383,919
301,000	NatWest Group PLC 1.64%, 06/14/2027, (1.64% fixed rate until 06/14/2026; 1 yr. USD CMT + 0.90% thereafter)(2)	298,440
265,000	Santander U.K. Group Holdings PLC 5.14%, 09/22/2036, (5.14% fixed rate until 09/22/2035; 6 mo. USD SOFR + 1.58% thereafter)(2)	262,837
557,000	Societe Generale SA 5.40%, 04/10/2037, (5.40% fixed rate until 04/10/2036; 6 mo. USD SOFR + 1.60% thereafter)(1)(2)	554,348
		6,506,733
	Diversified Financial Services - 0.8%
161,000	Aircastle Ltd./Aircastle Ireland DAC 5.75%, 10/01/2031(1)	167,849
136,000	Aviation Capital Group LLC 4.25%, 04/30/2029(1)	135,521
200,000	Avolon Holdings Funding Ltd. 5.75%, 11/15/2029(1)	207,814
100,000	MMH Master LLC 6.38%, 02/01/2034(1)	103,627
		614,811
	Electric - 3.0%
447,000	Comision Federal de Electricidad 6.05%, 01/28/2034(1)	447,000
426,000	Enel Finance International NV 5.00%, 09/30/2035(1)	421,353
200,000	NYSEG Storm Funding LLC 5.16%, 05/01/2035	206,602
514,000	Public Service Enterprise Group, Inc. 1.60%, 08/15/2030	456,083
555,968	Swepco Storm Recovery Funding LLC 4.88%, 09/01/2041	561,020
201,000	Vistra Operations Co. LLC 5.35%, 01/31/2036(1)	199,919
		2,291,977
	Entertainment - 0.8%
600,000	Flutter Treasury DAC 5.88%, 06/04/2031(1)	607,772
	Food - 0.5%
399,000	Flowers Foods, Inc. 6.20%, 03/15/2055	365,805
	Healthcare - Services - 0.4%
183,000	Adventist Health System 5.76%, 12/01/2034	189,159
135,000	Orlando Health Obligated Group 5.48%, 10/01/2035	140,998
		330,157
	Household Products - 0.5%
392,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 5.60%, 01/15/2031(1)	396,776

6

Hartford Schroders Core Fixed Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.9% - (continued)
	Insurance - 3.2%
$ 2,000	Aflac, Inc. 6.45%, 08/15/2040	$2,200
524,000	Belrose Funding Trust II 6.79%, 05/15/2055(1)	549,376
	Equitable Financial Life Global Funding
258,000	1.40%, 08/27/2027(1)	248,006
400,000	5.00%, 03/27/2030(1)	407,791
207,000	Lincoln Financial Global Funding 5.30%, 01/13/2030(1)	213,516
201,000	Manulife Financial Corp. 4.99%, 12/11/2035	200,706
340,000	Mutual of Omaha Cos Global Funding 5.00%, 04/01/2030(1)	346,855
464,000	Peachtree Corners Funding Trust II 6.01%, 05/15/2035(1)(3)	488,448
		2,456,898
	Internet - 0.6%
470,000	Beignet Investor LLC 6.58%, 05/30/2049(1)	489,372
	IT Services - 0.4%
282,000	Dell International LLC/EMC Corp. 4.75%, 10/06/2032	281,301
	Media - 0.2%
	Charter Communications Operating LLC/Charter Communications Operating Capital
88,000	5.85%, 12/01/2035	87,582
91,000	6.70%, 12/01/2055	87,873
		175,455
	Mining - 0.3%
246,000	Corp. Nacional del Cobre de Chile 5.53%, 01/30/2037(1)	247,230
	Oil & Gas - 1.6%
134,000	Coterra Energy, Inc. 5.40%, 02/15/2035	136,390
135,000	Expand Energy Corp. 5.70%, 01/15/2035	139,599
212,000	Harbour Energy PLC 6.33%, 04/01/2035(1)	216,912
	HF Sinclair Corp.
327,000	5.50%, 09/01/2032	334,371
343,000	5.75%, 01/15/2031	355,566
		1,182,838
	Pharmaceuticals - 0.7%
344,000	EMD Finance LLC 5.00%, 10/15/2035(1)	342,835
249,000	Viatris, Inc. 3.85%, 06/22/2040	191,703
		534,538
	Pipelines - 1.7%
278,000	Enbridge, Inc. 5.55%, 06/20/2035	286,782
346,000	Energy Transfer LP 5.60%, 09/01/2034	356,229
426,000	Targa Resources Corp. 5.40%, 07/30/2036	426,731
264,000	Williams Cos., Inc. 5.15%, 03/15/2036	262,831
		1,332,573
	Real Estate Investment Trusts - 1.4%
	Cousins Properties LP
333,000	5.25%, 07/15/2030	341,694
55,000	5.38%, 02/15/2032	56,761
166,000	Highwoods Realty LP 5.35%, 01/15/2033	166,491
525,000	Omega Healthcare Investors, Inc. 5.20%, 07/01/2030	533,820
		1,098,766
	Semiconductors - 1.2%
542,000	Broadcom, Inc. 4.90%, 07/15/2032	553,074
322,000	Foundry JV Holdco LLC 5.88%, 01/25/2034(1)	332,840
		885,914
	Software - 0.2%
186,000	Oracle Corp. 5.88%, 09/26/2045	167,230
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.9% - (continued)
	Transportation - 0.1%
$ 82,000	Ryder System, Inc. 4.30%, 12/01/2030	$81,600
	Total Corporate Bonds (cost $22,580,782)	$22,962,836
FOREIGN GOVERNMENT OBLIGATIONS - 2.7%
	Mexico - 2.7%
559,000	Eagle Funding Luxco SARL 5.50%, 08/17/2030(1)	$567,844
	Mexico Government International Bonds
200,000	5.38%, 03/22/2033	196,950
378,000	5.63%, 02/09/2034	376,617
416,000	6.63%, 01/29/2038	432,411
237,000	6.88%, 05/13/2037	250,568
238,000	7.38%, 05/13/2055	254,517
	Total Foreign Government Obligations (cost $2,025,800)	$2,078,907
MUNICIPAL BONDS - 12.5%
	General - 2.5%
1,835,000	New York State Thruway Auth, NY, Rev 5.00%, 03/15/2053	$1,896,648
	General Obligation - 0.1%
85,000	City of New York, NY, GO 5.00%, 08/01/2053	87,399
	School District - 1.2%
195,000	Crowley Independent School Dist, TX, GO, (PSF-GTD) 5.25%, 02/01/2056	205,599
100,000	Eagle Mountain & Saginaw Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/15/2055	103,308
170,000	Hays Consolidated Independent School Dist, TX, GO, (PSF-GTD) 5.25%, 02/15/2050	180,788
90,000	Northside Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/15/2055	93,718
25,000	Princeton Independent School Dist, TX, GO, (PSF-GTD) 5.25%, 02/15/2055	26,440
285,000	Spring Independent School Dist, TX, GO, (PSF-GTD) 5.25%, 08/15/2055	302,374
		912,227
	Single Family Housing - 6.1%
95,000	Florida Housing Finance Corp., FL, Rev, (FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2055	99,503
	Illinois Housing Dev Auth, IL, Rev,
450,000	(FHLMC), (FNMA), (GNMA) 6.00%, 04/01/2054	467,123
1,015,000	(FHLMC), (FNMA), (GNMA) 6.25, 10/01/2054	1,063,866
	Indiana Housing & Community Dev Auth, IN, Rev,
100,000	(FHLMC), (FNMA), (GNMA) 6.00%, 07/01/2054	104,193
100,000	(FHLMC), (FNMA), (GNMA) 6.00%, 07/01/2055	104,289
95,000	(FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2054	99,639
115,000	(FHLMC), (FNMA), (GNMA) 6.25%, 07/01/2054	120,473
140,000	(FHLMC), (FNMA), (GNMA) 6.25%, 07/01/2055	147,635
	Iowa Finance Auth, IA, Rev,
380,000	(FHLMC), (FNMA), (GNMA) 6.25, 07/01/2054	398,475
100,000	(FHLMC), (FNMA), (GNMA) 6.25%, 07/01/2055	105,477
100,000	Kentucky Housing Corp., KY, Rev, (FHLMC), (FNMA), (GNMA) 6.50%, 07/01/2055	106,525
	Nebraska Investment Finance Auth, NE, Rev,
95,000	(FHLMC), (FNMA), (GNMA) 6.25%, 09/01/2047	99,386
90,000	(FHLMC), (FNMA), (GNMA) 6.25%, 09/01/2049	94,395
100,000	(FHLMC), (FNMA), (GNMA) 6.25%, 09/01/2052	105,842

7

Hartford Schroders Core Fixed Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 12.5% - (continued)
	Single Family Housing - 6.1% - (continued)
	Nevada Housing Division, NV, Rev,
$ 430,000	(FHLMC), (FNMA), (GNMA) 6.25%, 10/01/2054	$451,315
285,000	(FHLMC), (FNMA), (GNMA) 6.25, 10/01/2055	302,390
100,000	Ohio Housing Finance Agency, OH, Rev, (FHLMC), (FNMA), (GNMA) 6.50%, 03/01/2056	107,980
655,000	Texas Department of Housing & Community Affairs, TX, Rev, (GNMA) 6.00, 01/01/2054	680,857
		4,659,363
	Student Loan - 0.3%
	New Hampshire Health & Education Facs Auth Act, NH, Rev
165,000	5.04%, 11/01/2034	165,892
75,000	5.34%, 11/01/2044	70,138
		236,030
	Tobacco - 1.2%
1,045,000	Golden State Tobacco Securitization Corp., CA, Rev, (ST APPROP) 3.00%, 06/01/2046	953,543
	Utilities - 0.5%
360,000	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.17%, 04/01/2041	364,953
	Water - 0.6%
490,000	North Texas Municipal Water Dist Water System, TX, Rev 5.00%, 09/01/2055	503,668
	Total Municipal Bonds (cost $9,400,283)	$9,613,831
U.S. GOVERNMENT AGENCIES - 19.3%
	Mortgage-Backed Agencies - 19.3%
	Federal Home Loan Mortgage Corp. - 6.5%
769,676	3.00%, 09/01/2050	$688,609
183,899	4.90%, 10/25/2054, 30 day USD SOFR Average + 1.20%(2)	185,530
782,730	4.90%, 02/25/2055, 30 day USD SOFR Average + 1.20%(2)	789,673
748,114	4.95%, 05/25/2055, 30 day USD SOFR Average + 1.25%(2)	756,142
762,298	5.00%, 08/01/2052	765,359
999,906	5.50%, 08/01/2055	1,022,037
738,252	6.00%, 06/01/2055	769,459
		4,976,809
	Federal National Mortgage Association - 9.3%
485,369	2.00%, 12/01/2050	397,691
343,938	2.00%, 06/01/2051	280,877
548,483	2.00%, 08/01/2051	447,574
894,284	2.50%, 12/01/2051	773,036
722,565	2.50%, 02/01/2052	617,225
183,186	3.00%, 05/01/2052	162,716
776,878	4.00%, 10/01/2052	742,514
628,255	4.50%, 04/01/2054	617,944
693,285	4.80%, 12/25/2054, 30 day USD SOFR Average + 1.10%(2)	697,964
424,485	5.00%, 08/01/2052	426,189
380,502	5.00%, 10/01/2052	382,147
367,780	5.00%, 12/01/2054	367,908
1,240,574	5.50%, 05/01/2055	1,260,216
		7,174,001
	Government National Mortgage Association - 3.5%
922,964	4.50%, 10/20/2052	908,552
471,970	4.80%, 01/20/2055, 30 day USD SOFR Average + 1.10%(2)	476,080
538,148	5.00%, 04/20/2055	538,671
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 19.3% - (continued)
	Mortgage-Backed Agencies - 19.3% - (continued)
	Government National Mortgage Association - 3.5% - (continued)
$ 380,982	5.00%, 05/20/2055	$381,351
405,722	5.00%, 08/20/2055	406,115
		2,710,769
	Total U.S. Government Agencies (cost $14,703,180)	$14,861,579
U.S. GOVERNMENT SECURITIES - 26.5%
	U.S. Treasury Securities - 26.5%
	U.S. Treasury Bonds - 10.7%
548,000	1.38%, 11/15/2040	$354,488
219,600	3.00%, 08/15/2052	156,568
1,113,000	3.63%, 02/15/2053	896,704
2,045,000	3.88%, 02/15/2043	1,833,390
751,400	4.00%, 11/15/2052	648,699
360,500	4.13%, 08/15/2053	317,606
521,000	4.25%, 08/15/2054	468,635
478,900	4.50%, 11/15/2054	449,287
162,000	4.63%, 05/15/2054	155,166
569,000	4.63%, 02/15/2055	545,084
1,696,000	4.75%, 11/15/2043	1,689,110
526,000	4.75%, 02/15/2045	521,110
158,000	4.75%, 08/15/2055	154,519
		8,190,366
	U.S. Treasury Notes - 15.8%
812,000	3.38%, 09/15/2028	807,718
338,000	3.50%, 10/15/2028	337,181
308,000	3.50%, 11/15/2028	307,206
1,319,700	3.50%, 12/15/2028	1,316,091
273,000	3.50%, 01/15/2029	272,211
246,000	3.63%, 08/31/2027	246,327
224,000	3.63%, 09/30/2030	222,495
162,000	3.63%, 10/31/2030	160,848
764,000	3.63%, 12/31/2030	757,972
675,000	3.75%, 10/31/2032	664,506
3,069,000	3.88%, 06/15/2028	3,090,699
598,000	3.88%, 07/31/2030	600,756
1,526,000	3.88%, 12/31/2032	1,512,409
701,000	4.00%, 02/28/2030	708,092
163,000	4.00%, 05/31/2030	164,611
894,600	4.00%, 11/15/2035	876,289
124,700	4.25%, 08/15/2035	124,817
		12,170,228
	Total U.S. Government Securities (cost $20,989,697)	$20,360,594
	Total Long-Term Investments (cost $69,749,988)	$69,927,662
SHORT-TERM INVESTMENTS - 7.9%
	Securities Lending Collateral - 0.7%
504,600	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(4)	$504,600
	U.S. Treasury Securities - 7.2%
	U.S. Treasury Bills - 7.2%
1,078,000	3.53%, 03/26/2026(5)	1,072,371
1,152,000	3.54%, 04/02/2026(5)	1,145,184
1,368,000	3.56%, 02/19/2026(5)	1,365,466

8

Hartford Schroders Core Fixed Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 7.9% - (continued)
	U.S. Treasury Securities - 7.2% - (continued)
	U.S. Treasury Bills - 7.2 - (continued)
$ 1,265,000	3.58%, 04/16/2026(5)		$1,255,789
713,000	3.71%, 03/24/2026(5)		709,231
			5,548,041
	Total Short-Term Investments (cost $6,052,552)		$6,052,641
	Total Investments (cost $75,802,540)	98.9%	$75,980,303
	Other Assets and Liabilities	1.1%	819,773
	Net Assets	100.0%	$76,800,076
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2026, the aggregate value of these securities was
$10,135,221, representing 13.2% of net assets.

(2)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(3)	Represents entire or partial securities on loan.
(4)	Current yield as of period end.
(5)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at January 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	9	03/31/2026	$1,876,430	$(1,072)
U.S. Treasury 5-Year Note Future	31	03/31/2026	3,376,820	(11,927)
U.S. Treasury 10-Year Note Future	85	03/20/2026	9,505,391	(45,077)
U.S. Treasury Ultra Bond Future	3	03/20/2026	352,312	(6,124)
Total				$(64,200)
Short position contracts:
U.S. Treasury 10-Year Ultra Future	(20)	03/20/2026	$(2,283,125)	$20,117
Total futures contracts				$(44,083)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

9

Hartford Schroders Core Fixed Income Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset-Backed & Commercial Mortgage-Backed Securities	$49,915	$—	$49,915	$—
Corporate Bonds	22,962,836	—	22,962,836	—
Foreign Government Obligations	2,078,907	—	2,078,907	—
Municipal Bonds	9,613,831	—	9,613,831	—
U.S. Government Agencies	14,861,579	—	14,861,579	—
U.S. Government Securities	20,360,594	—	20,360,594	—
Short-Term Investments	6,052,641	504,600	5,548,041	—
Futures Contracts(2)	20,117	20,117	—	—
Total	$76,000,420	$524,717	$75,475,703	$—
Liabilities
Futures Contracts(2)	$(64,200)	$(64,200)	$—	$—
Total	$(64,200)	$(64,200)	$—	$—

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

10

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.4%
	Hungary - 1.4%
HUF 727,910,000	Hungary Government Bonds 6.75%, 07/23/2031	$2,312,710
	Mexico - 1.5%
MXN 43,615,500	Mexico Bonos 8.00%, 02/21/2036	2,355,077
	South Africa - 1.5%
ZAR 36,025,131	Republic of South Africa Government Bonds 8.88%, 02/28/2035	2,349,253
	Total Foreign Government Obligations (cost $6,980,231)	$7,017,040
U.S. GOVERNMENT AGENCIES - 9.2%
	United States - 9.2%
	Federal Home Loan Mortgage Corp. - 4.0%
$ 35,266	4.50%, 09/01/2052	$34,712
1,439,043	4.50%, 01/01/2056	1,414,017
641,541	4.50%, 02/01/2056	629,092
45,606	5.00%, 09/01/2052	45,787
72,838	5.00%, 11/01/2052	73,287
222,622	5.00%, 06/01/2055	222,684
603,334	5.00%, 11/01/2055	603,501
490,000	5.00%, 01/01/2056	492,270
660,000	5.00%, 02/01/2056	660,183
199,767	5.50%, 06/01/2053	205,049
67,399	5.50%, 01/01/2054	68,445
42,274	5.50%, 06/01/2054	42,888
568,166	5.50%, 08/01/2055	581,017
382,195	5.50%, 10/01/2055	391,334
283,801	6.00%, 03/01/2055	293,361
596,964	6.00%, 04/01/2055	613,936
99,227	6.00%, 12/01/2055	102,637
		6,474,200
	Federal National Mortgage Association - 3.9%
16,015	4.50%, 06/01/2052	15,756
313,964	4.50%, 02/01/2055	309,562
779,851	4.50%, 10/01/2055	764,718
468,868	4.50%, 12/01/2055	461,944
157,729	4.50%, 01/01/2056	154,668
31,719	5.00%, 10/01/2052	31,856
273,137	5.00%, 03/01/2053	274,192
86,811	5.00%, 04/01/2053	87,133
106,029	5.00%, 12/01/2053	106,232
375,563	5.00%, 09/01/2054	375,666
592,182	5.00%, 10/01/2054	592,433
190,218	5.00%, 06/01/2055	190,270
192,856	5.00%, 07/01/2055	192,909
534,815	5.00%, 12/01/2055	539,516
620,000	5.00%, 02/01/2056	620,172
192,131	5.50%, 12/01/2053	195,202
398,713	5.50%, 09/01/2054	404,431
359,715	5.50%, 10/01/2054	364,875
252,648	5.50%, 05/01/2055	256,648
370,513	5.50%, 10/01/2055	378,301
		6,316,484
	Government National Mortgage Association - 1.3%
357,846	5.00%, 09/20/2053	359,291
456,369	5.00%, 10/20/2054	456,812
84,251	5.00%, 02/20/2055	84,333
131,847	5.00%, 05/20/2055	131,974
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 9.2% - (continued)
	United States - 9.2% - (continued)
	Government National Mortgage Association - 1.3% - (continued)
$ 443,583	5.50%, 10/20/2054	$449,182
431,851	5.50%, 01/20/2055	437,029
98,767	5.50%, 02/20/2055	100,047
		2,018,668
	Total U.S. Government Agencies (cost $14,660,181)	$14,809,352
COMMON STOCKS - 52.9%
	Australia - 0.8%
304	Anglogold Ashanti PLC	$27,405
2,641	ANZ Group Holdings Ltd.	67,188
2,379	BHP Group Ltd.	81,938
776	CAR Group Ltd.	14,849
1,344	Commonwealth Bank of Australia	139,132
397	CSL Ltd.	50,026
594	Macquarie Group Ltd.	87,175
5,654	Medibank Pvt Ltd.	18,142
2,449	National Australia Bank Ltd.(1)	73,567
516	Rio Tinto Ltd.(1)	53,759
1,648	Rio Tinto PLC	150,354
6,668	Santos Ltd.	32,518
9,246	South32 Ltd.	29,290
4,927	Stockland REIT	18,435
8,181	Telstra Group Ltd.	27,793
3,360	Transurban Group	32,501
1,773	Wesfarmers Ltd.	102,278
6,351	Westpac Banking Corp.	170,646
2,543	Woodside Energy Group Ltd.	44,900
1,789	Woolworths Group Ltd.	38,393
		1,260,289
	Austria - 0.1%
796	Erste Group Bank AG	103,487
	Belgium - 0.1%
241	Ageas SA	17,118
920	Anheuser-Busch InBev SA	66,225
164	Groupe Bruxelles Lambert NV	15,518
92	UCB SA	28,035
		126,896
	Brazil - 0.4%
2,182	Banco BTG Pactual SA	24,856
828	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR(1)	22,240
336	Embraer SA ADR	24,683
2,620	Itau Unibanco Holding SA ADR	22,506
94	MercadoLibre, Inc.*	201,892
7,051	NU Holdings Ltd. Class A*	125,155
3,213	Petroleo Brasileiro SA - Petrobras ADR	49,288
4,347	Vale SA ADR	69,856
932	Wheaton Precious Metals Corp.	122,786
1,102	XP, Inc. Class A	21,500
340	Yara International ASA	15,627
		700,389
	Canada - 1.3%
765	Agnico Eagle Mines Ltd.	145,421
836	Alimentation Couche-Tard, Inc.	43,493
614	AltaGas Ltd.	18,519
715	Bank of Montreal(1)	97,337
1,404	Bank of Nova Scotia	104,966
957	Barrick Mining Corp.	43,744

11

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 52.9% - (continued)
	Canada - 1.3% - (continued)
834	CAE, Inc.*	$26,729
226	Cameco Corp.	27,952
1,293	Canadian Imperial Bank of Commerce	119,496
464	Canadian National Railway Co.	44,637
3,122	Canadian Natural Resources Ltd.	116,085
1,753	Canadian Pacific Kansas City Ltd.	130,312
103	Canadian Tire Corp. Ltd. Class A(1)	12,672
87	Celestica, Inc.*	24,447
1,285	Cenovus Energy, Inc.	25,357
41	Constellation Software, Inc.	75,667
235	Descartes Systems Group, Inc.*	17,550
145	Dollarama, Inc.	19,541
834	Enbridge, Inc.(1)	40,712
10	Fairfax Financial Holdings Ltd.	16,503
1,003	Fortis, Inc.	53,478
388	Gildan Activewear, Inc.	25,209
191	iA Financial Corp., Inc.	23,469
627	Keyera Corp.	21,232
1,287	Kinross Gold Corp.	40,529
429	Loblaw Cos. Ltd.	19,304
1,837	Manulife Financial Corp.	69,978
214	National Bank of Canada	25,500
292	Nutrien Ltd.	20,104
527	Open Text Corp.	13,461
1,082	Pembina Pipeline Corp.	44,960
614	Rogers Communications, Inc. Class B	23,177
592	Royal Bank of Canada	98,570
1,274	Shopify, Inc. Class A*	167,174
537	Sun Life Financial, Inc.	33,837
1,618	Suncor Energy, Inc.	85,519
865	TC Energy Corp.	50,719
948	Toronto-Dominion Bank	88,600
2,528	Whitecap Resources, Inc.(1)	23,059
		2,079,019
	Chile - 0.0%
594	Antofagasta PLC	29,434
	China - 1.5%
15,800	Alibaba Group Holding Ltd.	336,123
1,400	ANTA Sports Products Ltd.	13,986
2,900	Baidu, Inc. Class A*	55,586
37,000	Bank of China Ltd. Class H	22,096
4,000	BOC Hong Kong Holdings Ltd.	21,064
9,000	BYD Co. Ltd. Class H	112,202
22,000	CGN Power Co. Ltd. Class H(2)	9,173
66,000	China Construction Bank Corp. Class H	66,642
5,500	China Hongqiao Group Ltd.	25,155
15,000	China Life Insurance Co. Ltd. Class H	66,754
6,000	China Mengniu Dairy Co. Ltd.	12,530
10,500	China Merchants Bank Co. Ltd. Class H	64,151
6,500	China Resources Land Ltd.	25,455
2,200	Contemporary Amperex Technology Co. Ltd. Class A	111,006
2,200	ENN Energy Holdings Ltd.	18,939
7,000	Geely Automobile Holdings Ltd.	14,410
52,000	Industrial & Commercial Bank of China Ltd. Class H	43,134
1,500	Innovent Biologics, Inc.*(2)	15,570
3,600	JD.com, Inc. Class A	51,338
1,700	Kuaishou Technology(2)	17,369
1,500	Li Auto, Inc. Class A*(1)	12,535
1,000	Li Ning Co. Ltd.	2,615
4,400	Meituan Class B*(2)	54,395
Shares or Principal Amount		Market Value†
COMMON STOCKS - 52.9% - (continued)
	China - 1.5% - (continued)
3,200	NetEase, Inc.	$82,976
3,700	New Oriental Education & Technology Group, Inc.	22,559
2,800	Nongfu Spring Co. Ltd. Class H(2)	17,171
568	PDD Holdings, Inc. ADR*	57,396
18,000	PetroChina Co. Ltd. Class H	21,383
8,000	PICC Property & Casualty Co. Ltd. Class H	16,562
5,500	Ping An Insurance Group Co. of China Ltd. Class H	51,014
600	Pop Mart International Group Ltd.(1)(2)	17,152
1,511	Prosus NV*	86,884
4,300	Shenzhen Inovance Technology Co. Ltd. Class A	46,240
7,700	Tencent Holdings Ltd.	591,836
3,287	Tencent Music Entertainment Group ADR	55,156
400	Trip.com Group Ltd.	24,550
5,500	Wuxi Biologics Cayman, Inc.*(2)	26,028
14,800	Xiaomi Corp. Class B*(2)	66,993
1,400	XPeng, Inc. Class A*	12,602
1,304	Yum China Holdings, Inc.	64,444
6,000	Zijin Mining Group Co. Ltd. Class H	31,284
		2,464,458
	Denmark - 0.2%
621	Danske Bank AS	31,639
316	DSV AS	88,855
2,820	Novo Nordisk AS Class B	167,449
658	Tryg AS	15,991
		303,934
	Finland - 0.1%
3,129	Nokia OYJ	20,154
299	Orion OYJ Class B	24,727
1,514	Sampo OYJ Class A	16,884
1,083	UPM-Kymmene OYJ	29,878
		91,643
	France - 0.9%
474	Air Liquide SA	88,762
948	Airbus SE	217,044
1,679	AXA SA	76,561
848	BNP Paribas SA	91,696
235	Capgemini SE	36,514
1,172	Carrefour SA	19,196
630	Danone SA	49,367
141	Eiffage SA	20,911
826	Engie SA	24,661
281	EssilorLuxottica SA	85,901
24	Hermes International SCA	57,744
98	Kering SA	30,593
897	Legrand SA	143,213
213	L'Oreal SA	97,861
114	LVMH Moet Hennessy Louis Vuitton SE	73,576
1,394	Orange SA	25,915
285	Pernod Ricard SA	25,484
325	Safran SA	116,120
286	Societe Generale SA	25,062
1,290	TotalEnergies SE	93,820
167	Unibail-Rodamco-Westfield REIT*	18,464
577	Vinci SA	82,964
		1,501,429
	Germany - 1.2%
158	adidas AG	28,014
262	Allianz SE	115,364
1,574	BASF SE	85,333

12

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 52.9% - (continued)
	Germany - 1.2% - (continued)
956	Bayer AG	$50,564
1,176	Bayerische Motoren Werke AG	121,105
862	Beiersdorf AG	102,819
650	Commerzbank AG	26,718
1,566	Deutsche Bank AG	61,796
66	Deutsche Boerse AG	16,713
1,358	Deutsche Post AG	75,951
3,320	Deutsche Telekom AG	111,413
953	E.ON SE	20,213
500	Fresenius SE & Co. KGaA	27,969
345	GEA Group AG	24,669
156	Heidelberg Materials AG	42,724
1,633	Infineon Technologies AG	79,825
947	Mercedes-Benz Group AG	64,722
39	MTU Aero Engines AG	17,338
84	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	50,910
32	Rheinmetall AG	67,803
909	RWE AG	57,725
941	SAP SE	187,982
205	Scout24 SE(2)	20,410
895	Siemens AG	270,585
594	Siemens Energy AG*	101,206
518	Vonovia SE	15,167
		1,845,038
	Greece - 0.0%
4,516	Alpha Bank SA	21,618
380	OPAP SA	7,657
		29,275
	Hong Kong - 0.4%
11,000	AIA Group Ltd.	126,912
2,500	CK Asset Holdings Ltd.	14,645
3,500	CLP Holdings Ltd.	33,084
2,000	Hong Kong Exchanges & Clearing Ltd.	110,262
3,700	Link REIT	17,012
4,500	MTR Corp. Ltd.(1)	19,898
3,000	Power Assets Holdings Ltd.	23,270
4,691	Prudential PLC	77,051
3,000	Sun Hung Kai Properties Ltd.	48,177
6,500	Techtronic Industries Co. Ltd.	88,735
		559,046
	India - 0.6%
945	Axis Bank Ltd. GDR(3)	69,930
1,216	Dr. Reddy's Laboratories Ltd. ADR	16,319
801	GAIL India Ltd. GDR(3)	8,611
7,607	HDFC Bank Ltd. ADR	246,315
8,411	ICICI Bank Ltd. ADR	246,358
6,912	Infosys Ltd. ADR(1)	121,513
1,388	Larsen & Toubro Ltd. GDR(3)	59,129
1,569	Mahindra & Mahindra Ltd.	58,586
1,867	Mahindra & Mahindra Ltd. GDR(3)	70,572
1,940	Reliance Industries Ltd. GDR(2)	117,758
5,563	Wipro Ltd. ADR(1)	14,019
		1,029,110
	Indonesia - 0.1%
102,700	Bank Central Asia Tbk. PT	45,378
57,500	Bank Mandiri Persero Tbk. PT	16,545
Shares or Principal Amount		Market Value†
COMMON STOCKS - 52.9% - (continued)
	Indonesia - 0.1% - (continued)
67,600	Bank Rakyat Indonesia Persero Tbk. PT	$15,346
9,000	Indofood Sukses Makmur Tbk. PT	3,655
		80,924
	Israel - 0.1%
231	Check Point Software Technologies Ltd.*	41,467
2,333	Teva Pharmaceutical Industries Ltd. ADR*	79,509
		120,976
	Italy - 0.4%
2,188	Banca Monte dei Paschi di Siena SpA	22,698
1,247	Banco BPM SpA	18,692
1,647	BPER Banca SpA	23,195
539	Coca-Cola HBC AG Class DI*	29,273
4,571	Enel SpA	50,503
3,713	Eni SpA	75,890
37	Ferrari NV	12,341
1,256	FinecoBank Banca Fineco SpA	33,297
48,471	Intesa Sanpaolo SpA	343,145
306	Leonardo SpA	20,449
1,738	Terna - Rete Elettrica Nazionale	18,833
664	UniCredit SpA	57,865
		706,181
	Japan - 2.6%
600	Advantest Corp.	99,232
1,400	Aeon Co. Ltd.	19,149
600	Ajinomoto Co., Inc.	13,726
4,000	Astellas Pharma, Inc.	55,640
3,200	Bridgestone Corp.	72,046
600	Canon, Inc.(1)	18,263
400	Chugai Pharmaceutical Co. Ltd.	22,848
2,200	Daiichi Sankyo Co. Ltd.	40,303
300	Daikin Industries Ltd.	35,949
100	Disco Corp.	42,625
1,900	FANUC Corp.	76,294
200	Fast Retailing Co. Ltd.	76,307
300	Fujikura Ltd.	37,706
800	Fujitsu Ltd.	22,229
500	Hankyu Hanshin Holdings, Inc.	13,961
7,600	Hitachi Ltd.	263,721
4,700	Honda Motor Co. Ltd.	47,270
900	Hoya Corp.	150,980
1,400	IHI Corp.	32,391
7,500	ITOCHU Corp.	96,019
1,600	Japan Tobacco, Inc.	57,827
1,600	JFE Holdings, Inc.	21,541
1,000	Kao Corp.	40,002
4,600	KDDI Corp.	77,666
200	Keyence Corp.	73,372
1,600	Kirin Holdings Co. Ltd.	24,876
1,000	Marubeni Corp.	33,148
4,200	Mitsubishi Corp.	111,579
1,300	Mitsubishi Electric Corp.	40,640
1,800	Mitsubishi HC Capital, Inc.	15,708
6,700	Mitsubishi Heavy Industries Ltd.	197,274
16,300	Mitsubishi UFJ Financial Group, Inc.	295,199
3,900	Mitsui & Co. Ltd.	127,394
1,600	Mitsui Fudosan Co. Ltd.	18,347
500	Mitsui OSK Lines Ltd.(1)	15,672
1,600	Mizuho Financial Group, Inc.	69,469
2,400	Murata Manufacturing Co. Ltd.	48,757
1,100	NEC Corp.	37,290
2,000	NIDEC Corp.	28,609

13

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 52.9% - (continued)
	Japan - 2.6% - (continued)
900	Nintendo Co. Ltd.	$55,733
21	Nippon Building Fund, Inc. REIT	19,479
5,100	Nippon Steel Corp.	21,252
46,700	NTT, Inc.	46,928
2,400	ORIX Corp.	73,141
900	Otsuka Holdings Co. Ltd.	53,882
2,800	Rakuten Group, Inc.*	16,788
3,000	Recruit Holdings Co. Ltd.	158,021
500	Ryohin Keikaku Co. Ltd.	9,972
300	Sanrio Co. Ltd.	9,282
800	SBI Holdings, Inc.	18,091
3,500	Seven & i Holdings Co. Ltd.	50,122
100	Shimano, Inc.	11,399
1,700	Shin-Etsu Chemical Co. Ltd.	55,904
11,200	SoftBank Corp.	15,224
5,500	SoftBank Group Corp.	150,191
5,000	Sony Financial Group, Inc.*	5,024
8,900	Sony Group Corp.	196,226
600	Sumitomo Electric Industries Ltd.	26,268
700	Sumitomo Metal Mining Co. Ltd.	39,556
3,400	Sumitomo Mitsui Financial Group, Inc.	119,647
2,800	Takeda Pharmaceutical Co. Ltd.	95,311
1,400	TDK Corp.	18,064
2,300	Tokio Marine Holdings, Inc.	85,727
400	Tokyo Electron Ltd.	106,584
200	Toyota Industries Corp.	25,591
6,700	Toyota Motor Corp.	151,859
800	West Japan Railway Co.	16,348
		4,222,643
	Malaysia - 0.1%
9,900	CIMB Group Holdings Bhd.	21,569
1,300	Hong Leong Bank Bhd.	8,507
12,400	Malayan Banking Bhd.	37,112
27,000	Public Bank Bhd.	33,372
3,600	RHB Bank Bhd.	7,715
		108,275
	Mexico - 0.1%
20,421	America Movil SAB de CV Series B	21,045
1,945	Grupo Financiero Banorte SAB de CV Class O	21,989
6,393	Grupo Mexico SAB de CV Series B	70,986
184	Southern Copper Corp.	35,019
5,976	Wal-Mart de Mexico SAB de CV(1)	18,965
		168,004
	Mongolia - 0.0%
3,000	Galaxy Entertainment Group Ltd.	15,242
	Netherlands - 0.7%
720	ABN AMRO Bank NV(2)	26,527
26	Adyen NV*(2)	38,554
88	Argenx SE*	73,414
516	ASML Holding NV	739,895
3,477	ING Groep NV	102,540
465	Koninklijke Ahold Delhaize NV	18,181
3,716	Koninklijke KPN NV	18,199
358	Magnum Ice Cream Co. NV*	6,356
250	NN Group NV	19,817
305	NXP Semiconductors NV	68,973
		1,112,456
Shares or Principal Amount		Market Value†
COMMON STOCKS - 52.9% - (continued)
	New Zealand - 0.0%
251	Xero Ltd.*	$16,358
	Norway - 0.1%
2,919	DNB Bank ASA	83,697
4,603	Equinor ASA	123,722
		207,419
	Peru - 0.0%
74	Credicorp Ltd.	26,405
	Singapore - 0.4%
8,110	DBS Group Holdings Ltd.	376,972
3,000	Keppel Ltd.	25,808
2,100	Oversea-Chinese Banking Corp. Ltd.	35,048
646	Sea Ltd. ADR*	75,253
24,800	Singapore Telecommunications Ltd.	89,495
1,300	STMicroelectronics NV	36,709
1,700	United Overseas Bank Ltd.	51,237
		690,522
	South Africa - 0.2%
1,744	Absa Group Ltd.	27,481
1,895	Anglo American PLC	87,867
692	Bid Corp. Ltd.	17,320
10,365	FirstRand Ltd.	59,120
528	Gold Fields Ltd.	26,112
1,173	Harmony Gold Mining Co. Ltd.	24,925
695	Naspers Ltd. Class N	42,551
1,032	Remgro Ltd.	11,679
303	Valterra Platinum Ltd.	27,327
		324,382
	South Korea - 0.9%
77	Alteogen, Inc.*	22,019
140	Celltrion, Inc.*	20,375
382	Doosan Enerbility Co. Ltd.*	23,847
585	Hana Financial Group, Inc.	40,647
68	Hanwha Aerospace Co. Ltd.*	61,212
111	Hyundai Motor Co.	38,640
1,299	Kia Corp.	138,218
230	NAVER Corp.	43,719
90	POSCO Holdings, Inc.	21,597
4,222	Samsung Electronics Co. Ltd.	466,424
77	Samsung Electronics Co. Ltd. GDR(3)	212,058
1,172	Samsung Heavy Industries Co. Ltd.*	23,887
897	Shinhan Financial Group Co. Ltd.	52,424
476	SK Hynix, Inc.	297,203
		1,462,270
	Spain - 0.6%
13,940	Banco Bilbao Vizcaya Argentaria SA	353,848
4,470	Banco de Sabadell SA	17,535
13,795	Banco Santander SA	176,135
1,715	CaixaBank SA	22,638
13,138	Iberdrola SA	295,378
1,918	Industria de Diseno Textil SA	124,805
		990,339
	Sweden - 0.4%
534	AddTech AB Class B	17,338
493	Assa Abloy AB Class B	19,934
4,446	Atlas Copco AB Class A	91,686
584	Boliden AB*	40,896
652	Essity AB Class B	19,305
194	Evolution AB(2)	12,603

14

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 52.9% - (continued)
	Sweden - 0.4% - (continued)
3,554	Investor AB Class B	$137,041
307	Saab AB Class B	23,953
930	Skandinaviska Enskilda Banken AB Class A	19,990
699	Skanska AB Class B	21,230
1,663	Svenska Cellulosa AB SCA Class B	20,822
606	Swedbank AB Class A	23,561
1,003	Tele2 AB Class B	18,454
2,750	Volvo AB Class B	99,928
		566,741
	Switzerland - 0.7%
1,772	ABB Ltd.	152,566
4	Chocoladefabriken Lindt & Spruengli AG	57,486
1,121	Cie Financiere Richemont SA Class A	217,597
134	Galderma Group AG*	24,977
70	Geberit AG	53,451
12	Givaudan SA	46,386
86	Helvetia Baloise Holding AG	21,811
100	Lonza Group AG	67,945
37	Partners Group Holding AG	50,451
256	Sika AG*	49,124
16	Swiss Life Holding AG	17,545
909	TE Connectivity PLC	202,507
2,848	UBS Group AG*	134,754
80	Zurich Insurance Group AG	56,914
		1,153,514
	Taiwan - 1.5%
1,000	Accton Technology Corp.	34,963
1,000	Asustek Computer, Inc.	15,710
8,000	Cathay Financial Holding Co. Ltd.	19,060
777	Chunghwa Telecom Co. Ltd. ADR	33,007
15,000	CTBC Financial Holding Co. Ltd.	24,167
1,000	Delta Electronics, Inc.	38,162
16,000	E.Sun Financial Holding Co. Ltd.	16,943
19,000	First Financial Holding Co. Ltd.	17,345
7,175	Fubon Financial Holding Co. Ltd.	20,604
8,882	Hon Hai Precision Industry Co. Ltd. GDR(3)	123,726
4,000	Lite-On Technology Corp.	20,561
1,000	MediaTek, Inc.	55,471
3,000	Quanta Computer, Inc.	26,409
23,000	SinoPac Financial Holdings Co. Ltd.	20,833
15,000	Taiwan Semiconductor Manufacturing Co. Ltd.	829,439
2,741	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	906,065
39,000	TS Financial Holding Co. Ltd.	28,030
7,000	Uni-President Enterprises Corp.	15,925
4,714	United Microelectronics Corp. ADR	47,988
5,000	Wistron Corp.	20,462
		2,314,870
	Thailand - 0.0%
1,900	Advanced Info Service PCL NVDR	21,072
8,800	Airports of Thailand PCL NVDR	14,048
17,600	PTT PCL NVDR	18,999
		54,119
	United Kingdom - 1.8%
313	3i Group PLC	14,379
2,308	AstraZeneca PLC	430,013
1,791	Autotrader Group PLC(2)	13,202
6,802	BAE Systems PLC	184,653
23,364	Barclays PLC	155,933
1,344	British American Tobacco PLC	81,196
5,500	CK Hutchison Holdings Ltd.	44,348
Shares or Principal Amount		Market Value†
COMMON STOCKS - 52.9% - (continued)
	United Kingdom - 1.8% - (continued)
194	Coca-Cola Europacific Partners PLC	$17,790
2,279	Compass Group PLC	68,337
2,756	Diageo PLC	63,416
30,665	HSBC Holdings PLC	538,627
413	Imperial Brands PLC	17,395
323	Intertek Group PLC	19,815
111,801	Lloyds Banking Group PLC	166,942
371	London Stock Exchange Group PLC	41,382
4,222	Marks & Spencer Group PLC	21,174
4,046	National Grid PLC	68,740
5,080	NatWest Group PLC	46,303
298	Next PLC*	54,105
1,204	Pearson PLC	15,836
651	Reckitt Benckiser Group PLC	54,267
3,146	RELX PLC	111,532
5,322	Rolls-Royce Holdings PLC	88,968
556	Severn Trent PLC	22,332
6,553	Standard Chartered PLC	167,668
20,694	Tesco PLC	120,414
3,031	Unilever PLC	206,197
30,148	Vodafone Group PLC	44,400
		2,879,364
	United States - 34.6%
494	3M Co.	75,661
1,044	Abbott Laboratories	114,109
1,421	AbbVie, Inc.	316,897
429	Accenture PLC Class A	113,102
394	Adobe, Inc.*	115,540
1,645	Advanced Micro Devices, Inc.*	389,421
693	Aflac, Inc.	76,888
321	Agilent Technologies, Inc.	42,966
193	Air Products & Chemicals, Inc.	52,593
435	Airbnb, Inc. Class A*	56,276
994	Alcon AG	80,457
85	Allstate Corp.	16,914
79	Alnylam Pharmaceuticals, Inc.*	26,707
7,453	Alphabet, Inc. Class A	2,519,114
3,302	Alphabet, Inc. Class C	1,117,826
985	Altria Group, Inc.	61,060
8,702	Amazon.com, Inc.*	2,082,389
631	Amcor PLC	27,922
172	Ameren Corp.	17,764
358	American Electric Power Co., Inc.	42,879
914	American Express Co.	321,883
1,003	American International Group, Inc.	75,105
286	American Tower Corp. REIT	51,274
293	American Water Works Co., Inc.	37,835
183	Ameriprise Financial, Inc.	96,476
431	AMETEK, Inc.	96,535
366	Amgen, Inc.	125,128
1,264	Amphenol Corp. Class A	182,117
325	Analog Devices, Inc.	101,036
133	Aon PLC Class A	46,502
267	Apollo Global Management, Inc.	35,922
12,285	Apple, Inc.	3,187,712
461	Applied Materials, Inc.	148,590
166	AppLovin Corp. Class A*	78,536
355	Aptiv PLC*	26,891
633	Archer-Daniels-Midland Co.	42,607
1,937	Arista Networks, Inc.*	274,550
266	Arthur J Gallagher & Co.	66,332
4,459	AT&T, Inc.	116,870
326	Atmos Energy Corp.	54,227
216	Autodesk, Inc.*	54,620

15

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 52.9% - (continued)
	United States - 34.6% - (continued)
351	Automatic Data Processing, Inc.	$86,634
23	AutoZone, Inc.*	85,199
43	Axon Enterprise, Inc.*	20,794
388	Baker Hughes Co.	21,744
265	Ball Corp.	15,071
4,019	Bank of America Corp.	213,811
165	Bank of New York Mellon Corp.	19,787
214	Becton Dickinson & Co.	43,545
700	BeOne Medicines Ltd. Class H*	18,461
866	Berkshire Hathaway, Inc. Class B*	416,139
87	Biogen, Inc.*	15,650
231	Blackrock, Inc.	258,475
587	Blackstone, Inc.	83,601
565	Block, Inc.*	34,143
196	Bloom Energy Corp. Class A*	29,669
483	Boeing Co.*	112,887
55	Booking Holdings, Inc.	275,101
2,084	Boston Scientific Corp.*	194,917
15,256	BP PLC	96,732
3,769	Bristol-Myers Squibb Co.	207,483
4,454	Broadcom, Inc.	1,475,610
180	Brown & Brown, Inc.	12,978
399	Cadence Design Systems, Inc.*	118,248
669	Capital One Financial Corp.	146,464
117	Cardinal Health, Inc.	25,141
969	Carrier Global Corp.	57,733
54	Carvana Co.*	21,660
349	Caterpillar, Inc.	229,419
533	CBRE Group, Inc. Class A*	90,786
103	Cencora, Inc.	37,000
839	Centene Corp.*	36,345
1,254	CenterPoint Energy, Inc.	49,771
1,196	Charles Schwab Corp.	124,288
113	Charter Communications, Inc. Class A*	23,292
319	Cheniere Energy, Inc.	67,475
1,142	Chevron Corp.	202,020
985	Chipotle Mexican Grill, Inc.*	38,287
789	Chubb Ltd.	244,243
187	Church & Dwight Co., Inc.	17,999
113	Ciena Corp.*	28,455
282	Cigna Group	77,299
402	Cintas Corp.	76,939
2,752	Cisco Systems, Inc.	215,537
1,367	Citigroup, Inc.	158,176
258	Cloudflare, Inc. Class A*	45,756
213	CME Group, Inc.	61,570
240	CMS Energy Corp.	17,158
4,841	Coca-Cola Co.	362,155
583	Cognizant Technology Solutions Corp. Class A	47,841
107	Coinbase Global, Inc. Class A*	20,837
577	Colgate-Palmolive Co.	52,097
3,154	Comcast Corp. Class A	93,831
28	Comfort Systems USA, Inc.	31,979
2,024	ConocoPhillips	210,962
498	Consolidated Edison, Inc.	53,102
251	Constellation Energy Corp.	70,451
1,164	Copart, Inc.*	47,235
612	Corning, Inc.	63,189
1,018	Corteva, Inc.	74,110
486	CoStar Group, Inc.*	29,889
297	Costco Wholesale Corp.	279,254
1,908	Coterra Energy, Inc.	55,046
135	Credo Technology Group Holding Ltd.*	16,913
Shares or Principal Amount		Market Value†
COMMON STOCKS - 52.9% - (continued)
	United States - 34.6% - (continued)
488	CRH PLC	$59,736
215	Crowdstrike Holdings, Inc. Class A*	94,902
583	Crown Castle, Inc. REIT	50,610
1,916	CSX Corp.	72,348
92	Cummins, Inc.	53,251
983	CVS Health Corp.	73,253
386	Danaher Corp.	84,492
240	Darden Restaurants, Inc.	47,844
229	Datadog, Inc. Class A*	29,614
259	Deere & Co.	136,752
132	Dell Technologies, Inc. Class C	15,106
850	Devon Energy Corp.	34,179
477	Dexcom, Inc.*	34,840
103	Digital Realty Trust, Inc. REIT	17,093
326	Dollar General Corp.	46,758
247	Dollar Tree, Inc.*	29,045
686	Dominion Energy, Inc.	41,277
253	DoorDash, Inc. Class A*	51,769
1,114	Dow, Inc.	30,691
292	DR Horton, Inc.	43,461
363	DraftKings, Inc. Class A*	9,986
644	Duke Energy Corp.	78,149
496	DuPont de Nemours, Inc.	21,784
463	Eaton Corp. PLC	162,707
421	eBay, Inc.	38,404
522	Ecolab, Inc.	147,199
523	Edwards Lifesciences Corp.*	42,551
175	Electronic Arts, Inc.	35,686
194	Elevance Health, Inc.	67,074
715	Eli Lilly & Co.	741,562
28	EMCOR Group, Inc.	20,180
1,010	Emerson Electric Co.	148,430
193	Entergy Corp.	18,507
491	EOG Resources, Inc.	55,056
90	Equinix, Inc. REIT	73,884
132	Essex Property Trust, Inc. REIT	33,247
1,164	Estee Lauder Cos., Inc. Class A	134,186
472	Evergy, Inc.	36,217
986	Exelon Corp.	44,153
87	Expedia Group, Inc.	23,041
1,279	Experian PLC	48,442
2,706	Exxon Mobil Corp.	382,628
13	Fair Isaac Corp.*	19,021
346	Fastenal Co.	15,003
245	FedEx Corp.	78,951
162	Ferguson Enterprises, Inc.	40,899
491	Ferrovial SE	33,165
883	Fidelity National Information Services, Inc.	48,786
309	First Solar, Inc.*	69,686
397	FirstEnergy Corp.	18,794
443	Fiserv, Inc.*	28,232
257	Flutter Entertainment PLC*	42,444
5,525	Ford Motor Co.	76,687
750	Fortinet, Inc.*	60,945
3,487	Freeport-McMoRan, Inc.	210,022
335	GE HealthCare Technologies, Inc.	26,455
399	GE Vernova, Inc.	289,822
218	General Dynamics Corp.	76,538
1,229	General Electric Co.	377,045
793	General Mills, Inc.	36,684
1,072	General Motors Co.	90,048
1,006	Gilead Sciences, Inc.	142,802
310	Global Payments, Inc.	22,239
217	Goldman Sachs Group, Inc.	202,984
3,635	GSK PLC	94,007

16

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 52.9% - (continued)
	United States - 34.6% - (continued)
25,884	Haleon PLC	$135,371
1,207	Halliburton Co.	40,459
273	HCA Healthcare, Inc.	133,298
275	Hershey Co.	53,556
367	Hilton Worldwide Holdings, Inc.	109,553
209	Holcim AG*	21,541
631	Home Depot, Inc.	236,366
424	Honeywell International, Inc.	96,468
746	Howmet Aerospace, Inc.	155,228
1,459	HP, Inc.	28,363
122	Humana, Inc.	23,814
191	IDEXX Laboratories, Inc.*	128,058
239	Illinois Tool Works, Inc.	62,441
269	Illumina, Inc.*	38,954
174	Insmed, Inc.*	27,295
3,119	Intel Corp.*	144,940
543	Intercontinental Exchange, Inc.	94,363
588	International Business Machines Corp.	180,340
487	International Flavors & Fragrances, Inc.	33,997
355	International Paper Co.	14,314
325	Intuit, Inc.	162,149
336	Intuitive Surgical, Inc.*	169,418
1,195	Invitation Homes, Inc. REIT	31,942
181	IQVIA Holdings, Inc.*	41,657
156	J.M. Smucker Co.	16,358
1,416	Johnson & Johnson	321,786
775	Johnson Controls International PLC	92,426
3,031	JP Morgan Chase & Co.	927,153
761	Keurig Dr. Pepper, Inc.	20,882
304	Keysight Technologies, Inc.*	65,764
351	Kimberly-Clark Corp.	35,096
1,604	Kinder Morgan, Inc.	48,906
572	KKR & Co., Inc.	65,357
114	KLA Corp.	162,785
251	Kroger Co.	15,775
229	L3Harris Technologies, Inc.	78,513
928	Lam Research Corp.	216,651
275	Lennar Corp. Class A	30,071
298	Liberty Media Corp.-Liberty Formula One Class C*	25,932
278	Linde PLC	127,038
333	Live Nation Entertainment, Inc.*	48,435
65	Lockheed Martin Corp.	41,224
180	Loews Corp.	19,003
437	Lowe's Cos., Inc.	116,705
114	Lululemon Athletica, Inc.*	19,893
561	LyondellBasell Industries NV Class A	27,489
436	Marathon Petroleum Corp.	76,819
121	Marriott International, Inc. Class A	38,151
288	Marsh & McLennan Cos., Inc.	54,199
124	Martin Marietta Materials, Inc.	80,842
797	Marvell Technology, Inc.	62,899
504	Mastercard, Inc. Class A	271,550
437	McDonald's Corp.	137,655
111	McKesson Corp.	92,264
1,665	Medtronic PLC	171,428
1,584	Merck & Co., Inc.	174,668
2,277	Meta Platforms, Inc. Class A	1,631,470
440	MetLife, Inc.	34,707
575	Microchip Technology, Inc.	43,654
693	Micron Technology, Inc.	287,512
6,409	Microsoft Corp.	2,757,729
1,242	Mondelez International, Inc. Class A	72,620
61	MongoDB, Inc.*	22,651
Shares or Principal Amount		Market Value†
COMMON STOCKS - 52.9% - (continued)
	United States - 34.6% - (continued)
27	Monolithic Power Systems, Inc.	$30,352
3,003	Monster Beverage Corp.*	242,522
386	Moody's Corp.	199,006
2,248	Morgan Stanley	410,934
292	Motorola Solutions, Inc.	117,542
86	MSCI, Inc.	52,393
182	Nasdaq, Inc.	17,634
118	Natera, Inc.*	27,275
2,194	Nestle SA	209,366
4,768	Netflix, Inc.*	398,080
518	Newmont Corp.	58,197
774	News Corp. Class A	20,921
3,035	NextEra Energy, Inc.	266,776
817	NIKE, Inc. Class B	50,499
255	Norfolk Southern Corp.	74,266
105	Northrop Grumman Corp.	72,687
2,482	Novartis AG	368,254
118	NRG Energy, Inc.	18,010
260	Nucor Corp.	46,207
22,321	NVIDIA Corp.	4,266,213
726	Occidental Petroleum Corp.	32,953
896	ONEOK, Inc.	70,954
1,516	Oracle Corp.	249,503
2,118	O'Reilly Automotive, Inc.*	208,432
642	Otis Worldwide Corp.	54,840
637	PACCAR, Inc.	78,294
1,629	Palantir Technologies, Inc. Class A*	238,795
511	Palo Alto Networks, Inc.*	90,432
299	Parker-Hannifin Corp.	279,816
373	Paychex, Inc.	38,467
649	PayPal Holdings, Inc.	34,196
1,005	PepsiCo, Inc.	154,398
3,459	Pfizer, Inc.	91,456
923	Philip Morris International, Inc.	165,623
419	Phillips 66	60,152
392	PNC Financial Services Group, Inc.	87,534
348	PPG Industries, Inc.	40,239
2,552	Procter & Gamble Co.	387,317
466	Progressive Corp.	96,928
708	Prologis, Inc. REIT	92,436
305	Prudential Financial, Inc.	33,889
686	Public Service Enterprise Group, Inc.	56,499
192	Public Storage REIT	53,028
245	Pure Storage, Inc. Class A*	17,037
248	Qnity Electronics, Inc.	23,853
577	QUALCOMM, Inc.	87,467
94	Quanta Services, Inc.	44,615
427	Realty Income Corp. REIT	26,115
79	Reddit, Inc. Class A*	14,241
71	Regeneron Pharmaceuticals, Inc.	52,643
74	Republic Services, Inc.	15,917
233	ResMed, Inc.	60,186
494	Robinhood Markets, Inc. Class A*	49,143
341	ROBLOX Corp. Class A*	22,424
1,015	Roche Holding AG	461,561
359	Rocket Lab Corp.*	28,745
66	Rockwell Automation, Inc.	27,829
154	Roper Technologies, Inc.	57,169
371	Ross Stores, Inc.	69,989
169	Royal Caribbean Cruises Ltd.	54,866
1,675	RTX Corp.	336,558
331	S&P Global, Inc.	174,698
913	Salesforce, Inc.	193,821
692	Sanofi SA	65,272
179	SBA Communications Corp. REIT	32,956

17

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 52.9% - (continued)
	United States - 34.6% - (continued)
653	Schneider Electric SE	$187,216
155	Seagate Technology Holdings PLC	63,192
644	Sempra	56,034
745	ServiceNow, Inc.*	87,172
950	SharkNinja, Inc.*	112,290
7,816	Shell PLC	300,837
420	Sherwin-Williams Co.	148,949
662	Simon Property Group, Inc. REIT	126,647
1,161	SLB Ltd.	56,169
502	Snowflake, Inc.*	96,735
675	SoFi Technologies, Inc.*	15,397
136	Solventum Corp.*	10,468
732	Southern Co.	65,375
193	Spotify Technology SA*	96,568
904	Starbucks Corp.	83,123
3,247	Stellantis NV	31,861
177	Strategy, Inc.*	26,499
422	Stryker Corp.	155,954
390	Super Micro Computer, Inc.*	11,353
138	Swiss Re AG	22,050
150	Synopsys, Inc.*	69,767
921	Sysco Corp.	77,226
380	T. Rowe Price Group, Inc.	40,158
75	Take-Two Interactive Software, Inc.*	16,523
734	Tapestry, Inc.	93,152
344	Targa Resources Corp.	69,137
386	Target Corp.	40,711
96	Teledyne Technologies, Inc.*	59,549
124	Teradyne, Inc.	29,890
1,929	Tesla, Inc.*	830,261
526	Texas Instruments, Inc.	113,379
459	Thermo Fisher Scientific, Inc.	265,582
1,339	TJX Cos., Inc.	200,596
656	T-Mobile U.S., Inc.	129,370
547	Trade Desk, Inc. Class A*	16,591
264	Trane Technologies PLC	111,033
56	TransDigm Group, Inc.	79,942
78	Travelers Cos., Inc.	22,192
490	Trimble, Inc.*	33,124
1,961	U.S. Bancorp	110,032
2,346	Uber Technologies, Inc.*	187,797
373	Union Pacific Corp.	87,692
528	United Parcel Service, Inc. Class B	56,084
36	United Rentals, Inc.	28,154
617	UnitedHealth Group, Inc.	177,036
290	Valero Energy Corp.	52,615
229	Veeva Systems, Inc. Class A*	46,698
744	Ventas, Inc. REIT	57,786
174	VeriSign, Inc.	42,496
222	Verisk Analytics, Inc.	48,276
2,677	Verizon Communications, Inc.	119,180
126	Versant Media Group, Inc.*	4,105
197	Vertex Pharmaceuticals, Inc.*	92,570
1,023	Vertiv Holdings Co. Class A	190,462
517	VICI Properties, Inc. REIT	14,517
1,716	Visa, Inc. Class A	552,260
218	Vistra Corp.	34,520
547	Vulcan Materials Co.	164,395
243	W.R. Berkley Corp.	16,665
2,845	Walmart, Inc.	338,953
Shares or Principal Amount		Market Value†
COMMON STOCKS - 52.9% - (continued)
	United States - 34.6% - (continued)
1,689	Walt Disney Co.	$190,519
1,901	Warner Bros Discovery, Inc.*	52,354
472	Waste Connections, Inc.	79,107
345	Waste Management, Inc.	76,673
471	WEC Energy Group, Inc.	52,126
2,127	Wells Fargo & Co.	192,472
387	Welltower, Inc. REIT	72,895
271	Western Digital Corp.	67,812
1,157	Williams Cos., Inc.	77,820
284	Workday, Inc. Class A*	49,879
262	WP Carey, Inc. REIT	18,275
689	Xcel Energy, Inc.	52,405
508	Xylem, Inc.	70,038
349	Yum! Brands, Inc.	54,270
418	Zoetis, Inc.	52,175
80	Zscaler, Inc.*	16,001
		55,444,520
	Total Common Stocks (cost $62,262,036)	$84,788,971
EXCHANGE-TRADED FUNDS - 22.0%
	Other Investment Pools & Funds - 22.0%
21,035	Global X Defense Tech ETF	$1,582,673
159,520	iShares iBoxx $ High Yield Corporate Bond ETF(1)	12,940,262
87,082	iShares iBoxx $ Investment Grade Corporate Bond ETF(1)	9,628,657
18,176	iShares MSCI South Korea ETF(1)	2,224,924
56,131	SPDR Gold MiniShares Trust*	5,389,137
19,803	State Street SPDR Bloomberg High Yield Bond ETF(1)	1,937,130
12,187	State Street SPDR S&P Bank ETF(1)	774,728
6,910	State Street SPDR S&P Homebuilders ETF(1)	749,044
	Total Exchange-Traded Funds (cost $32,732,474)	$35,226,555
PREFERRED STOCKS - 0.0%
	Brazil - 0.0%
12,089	Itausa SA (Preference Shares)(4)	$31,378
	Germany - 0.0%
216	Henkel AG & Co. KGaA (Preference Shares)(4)	18,976
	Total Preferred Stocks (cost $36,117)	$50,354
	Total Long-Term Investments (cost $116,671,039)	$141,892,272
SHORT-TERM INVESTMENTS - 24.6%
	Securities Lending Collateral - 15.7%
25,053,054	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(5)	$25,053,054
	U.S. Treasury Securities - 8.9%
	U.S. Treasury Bills - 8.9%
$ 1,500,000	3.06%, 02/05/2026(6)	1,499,371

18

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 24.6% - (continued)
	U.S. Treasury Securities - 8.9% - (continued)
	U.S. Treasury Bills – 8.9% – (continued)
$ 3,900,000	3.60%, 02/26/2026(6)		$3,890,000
2,343,300	3.61%, 03/19/2026(6)		2,332,394
6,600,000	3.63%, 03/12/2026(6)		6,573,709
			14,295,474
	Total Short-Term Investments (cost $39,348,528)		$39,348,528
	Total Investments (cost $156,019,567)	113.1%	$181,240,800
	Other Assets and Liabilities	(13.1)%	(20,977,958)
	Net Assets	100.0%	$160,262,842
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The Consolidated Schedule of Investments includes investments held by Hartford Schroders Cayman Diversified Opportunities Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of January 31, 2026, the Fund invested 4.9% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2026, the aggregate value of these securities was
$452,905, representing 0.3% of net assets.

(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2026, the aggregate value of these securities was $544,026, representing 0.3% of net assets.

(4)	Currently no rate available.
(5)	Current yield as of period end.
(6)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at January 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI All Country World Index Future	37	03/20/2026	$2,133,975	$54,258
MSCI World Value Index Future	28	03/20/2026	4,877,413	211,849
NASDAQ 100 (E-Mini) Future	5	03/20/2026	2,567,000	(47,849)
S&P Retail (E-Mini) Future	8	03/20/2026	732,800	(17,116)
U.S. Treasury 5-Year Note Future	102	03/31/2026	11,110,828	(84,667)
Total futures contracts				$116,475

OTC Total Return Swap Contracts Outstanding at January 31, 2026
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
Bloomberg Precious Metals Subindex	CBK	USD	4,929	(0.10% )	03/12/2026	Monthly	$—	$—	$131,797	$131,797
Bloomberg Precious Metals Subindex	CBK	USD	2,467	(0.10% )	04/10/2026	Monthly	—	—	31,031	31,031
Total OTC total return swap contracts							$—	$—	$162,828	$162,828

19

Hartford Schroders Diversified Opportunities Fund (Consolidated) (formerly, Hartford
Schroders Diversified Growth Fund)
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at January 31, 2026
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.IG.S45.V1	USD	6,964,198	(1.00%)	12/20/2030	Quarterly	$—	$(158,841)	$(164,915)	$(6,074)
Total centrally cleared credit default swap contracts						$—	$(158,841)	$(164,915)	$(6,074)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at January 31, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
5,841,000	AUD	3,970,632	USD	MSC	02/25/2026	$96,587
15,486,000	BRL	2,808,565	USD	UBS	02/03/2026	130,827
8,534,000	BRL	1,563,831	USD	BNP	02/03/2026	56,004
11,557,000	EUR	13,545,000	USD	MSC	02/25/2026	169,822
115,000	NZD	67,332	USD	HSBC	02/25/2026	1,972
1,036,625	USD	1,535,000	AUD	BCLY	02/25/2026	(32,230)
4,465,554	USD	24,020,000	BRL	BNP	02/03/2026	(93,674)
1,608,131	USD	2,210,000	CAD	MSC	02/25/2026	(16,577)
4,539,301	USD	6,269,000	CAD	BCLY	02/25/2026	(69,431)
2,135,717	USD	1,685,000	CHF	MSC	02/25/2026	(49,664)
133,832	USD	852,000	DKK	MSC	02/25/2026	(1,591)
2,434,448	USD	2,035,000	EUR	GSC	02/25/2026	19,491
7,468,092	USD	6,372,000	EUR	MSC	02/25/2026	(93,632)
3,388,100	USD	2,521,000	GBP	UBS	02/25/2026	(61,420)
2,989,233	USD	23,286,000	HKD	UBS	02/25/2026	5,836
4,544,707	USD	715,470,000	JPY	UBS	02/25/2026	(88,020)
277,205	USD	2,524,000	SEK	GSC	02/25/2026	(6,501)
303,011	USD	388,000	SGD	GSC	02/25/2026	(2,517)
Total foreign currency contracts						$(34,718)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Foreign Government Obligations	$7,017,040	$—	$7,017,040	$—
U.S. Government Agencies	14,809,352	—	14,809,352	—
Common Stocks	84,788,971	59,348,018	25,440,953	—
Exchange-Traded Funds	35,226,555	35,226,555	—	—
Preferred Stocks	50,354	31,378	18,976	—
Short-Term Investments	39,348,528	25,053,054	14,295,474	—
Foreign Currency Contracts(2)	480,539	—	480,539	—
Futures Contracts(2)	266,107	266,107	—	—
Swaps- Total Return(2)	162,828	—	162,828	—
Total	$182,150,274	$119,925,112	$62,225,162	$—
Liabilities
Foreign Currency Contracts(2)	$(515,257)	$—	$(515,257)	$—
Futures Contracts(2)	(149,632)	(149,632)	—	—
Swaps - Credit Default(2)	(6,074)	—	(6,074)	—
Total	$(670,963)	$(149,632)	$(521,331)	$—

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

20

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0%
	Brazil - 6.6%
6,197,965	Banco BTG Pactual SA	$70,603,392
7,870,162	Equatorial SA	61,193,678
2,174,388	Gerdau SA ADR	9,284,637
9,776,969	Itau Unibanco Holding SA ADR	83,984,164
7,726,157	Lojas Renner SA	21,918,488
4,710,278	NU Holdings Ltd. Class A*	83,607,434
2,139,382	Petroleo Brasileiro SA - Petrobras ADR	32,818,120
4,789,402	PRIO SA*	46,403,802
3,372,500	Suzano SA	31,611,881
2,711,745	WEG SA	26,649,841
		468,075,437
	Chile - 0.5%
683,258	Antofagasta PLC	33,856,476
	China - 25.3%
7,227,896	Alibaba Group Holding Ltd.	153,763,178
169,740	Baidu, Inc. ADR*(1)	26,000,773
1,104,100	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	21,923,637
36,625,000	China Construction Bank Corp. Class H	36,981,367
2,119,936	Contemporary Amperex Technology Co. Ltd. Class A	106,965,759
1,006,525	Eastroc Beverage Group Co. Ltd. Class A	36,234,031
5,006,158	Full Truck Alliance Co. Ltd. ADR	49,560,964
3,988,337	Fuyao Glass Industry Group Co. Ltd. Class A	35,426,301
1,092,204	H World Group Ltd. ADR	51,890,612
935,389	Hesai Group ADR*	22,327,735
2,348,406	Kanzhun Ltd. ADR	43,492,479
5,168,714	Midea Group Co. Ltd. Class A	57,727,499
2,633,206	Montage Technology Co. Ltd. Class A	68,731,318
2,312,600	NetEase, Inc.	59,965,877
424,940	PDD Holdings, Inc. ADR*	42,940,187
14,298,000	Ping An Insurance Group Co. of China Ltd. Class H	132,618,922
6,356,045	Shenzhen Inovance Technology Co. Ltd. Class A	68,349,234
7,450,800	Shenzhou International Group Holdings Ltd.	59,258,865
3,087,482	Sieyuan Electric Co. Ltd. Class A	82,137,706
1,427,488	Sungrow Power Supply Co. Ltd. Class A	31,011,349
5,176,700	Tencent Holdings Ltd.	397,890,482
3,583,051	Tencent Music Entertainment Group ADR	60,123,596
808,140	Trip.com Group Ltd.	49,600,088
19,992,000	Zijin Mining Group Co. Ltd. Class H	104,238,714
		1,799,160,673
	Czech Republic - 0.4%
769,595	CSG NV*	27,873,465
	Greece - 1.3%
8,331,872	Eurobank SA	40,717,656
1,432,124	National Bank of Greece SA	25,283,342
2,450,420	Piraeus Bank SA*	24,718,182
		90,719,180
	Hong Kong - 2.5%
10,222,600	AIA Group Ltd.	117,942,974
2,263,200	Zijin Gold International Co. Ltd.*	62,699,768
		180,642,742
	Hungary - 0.8%
432,152	OTP Bank Nyrt	54,378,533
	India - 9.3%
18,462,990	Ashok Leyland Ltd.	39,547,000
3,673,457	Axis Bank Ltd.	54,805,545
5,866,166	Bajaj Finance Ltd.	59,350,080
3,418,093	Bharti Airtel Ltd.	73,307,695
14,582,853	HDFC Bank Ltd.	147,451,170
5,297,265	Hindalco Industries Ltd.	55,140,858
1,984,218	Mahindra & Mahindra Ltd.	74,090,105
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	India - 9.3% - (continued)
320,428	MakeMyTrip Ltd.*(1)	$19,988,299
1,566,805	PB Fintech Ltd.*	28,230,371
1,383,568	Reliance Industries Ltd.	21,023,208
1,129,082	Sun Pharmaceutical Industries Ltd.	19,593,543
2,106,589	Tata Consumer Products Ltd.	26,006,370
9,005,135	Varun Beverages Ltd.	46,127,256
		664,661,500
	Indonesia - 1.2%
97,885,500	Bank Central Asia Tbk. PT	43,250,653
182,915,000	Bank Rakyat Indonesia Persero Tbk. PT	41,522,403
		84,773,056
	Mexico - 2.0%
3,283,511	Cemex SAB de CV ADR	40,978,218
511,742	Fomento Economico Mexicano SAB de CV ADR	53,405,395
4,096,019	Grupo Financiero Banorte SAB de CV Class O	46,306,390
		140,690,003
	Peru - 0.8%
169,544	Credicorp Ltd.	60,498,385
	Poland - 2.3%
877,871	Bank Polska Kasa Opieki SA	53,390,344
2,461,818	Powszechna Kasa Oszczednosci Bank Polski SA	64,034,010
2,190,544	Powszechny Zaklad Ubezpieczen SA	43,101,857
		160,526,211
	Russia - 0.0%
677,470	Polyus PJSC*(2)	—
5,358,303	Rosneft Oil Co. PJSC*(2)	—
		—
	South Africa - 3.8%
738,156	Bid Corp. Ltd.	18,474,749
271,415	Capitec Bank Holdings Ltd.	72,873,192
770,739	FirstRand Ltd.	4,415,333
664,666	Foschini Group Ltd.	3,473,977
1,368,898	Gold Fields Ltd.	67,698,350
301,924	Naspers Ltd. Class N	18,485,371
19,797,963	Pepkor Holdings Ltd.(3)	32,349,363
1,631,639	Shoprite Holdings Ltd.	26,920,410
294,305	Valterra Platinum Ltd.	26,442,753
		271,133,498
	South Korea - 16.2%
446,128	Hana Financial Group, Inc.	30,997,903
95,473	Hanwha Aerospace Co. Ltd.*	85,942,972
379,812	KB Financial Group, Inc.	35,550,093
971,772	Kia Corp.	103,399,596
20,502	Samsung Biologics Co. Ltd.*(3)	24,776,849
201,989	Samsung C&T Corp.	42,105,527
253,100	Samsung Electro-Mechanics Co. Ltd.	48,675,860
4,391,983	Samsung Electronics Co. Ltd.	485,203,059
151,145	Samsung Fire & Marine Insurance Co. Ltd.	52,607,784
388,871	SK Hynix, Inc.	242,802,121
		1,152,061,764
	Taiwan - 23.4%
1,611,000	Accton Technology Corp.	56,325,779
9,030,036	ASE Technology Holding Co. Ltd.	83,953,236
28,324,000	CTBC Financial Holding Co. Ltd.	45,634,051
2,376,000	Delta Electronics, Inc.	90,673,656
5,859,000	E Ink Holdings, Inc.	32,571,125
19,699,000	Hon Hai Precision Industry Co. Ltd.	136,167,747
1,518,000	MediaTek, Inc.	84,204,273
3,387,000	Quanta Computer, Inc.	29,816,324
17,643,139	Taiwan Semiconductor Manufacturing Co. Ltd.	975,593,307
9,174,429	Unimicron Technology Corp.	109,054,716
8,410,000	Uni-President Enterprises Corp.	19,132,940
		1,663,127,154

21

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.0% - (continued)
	Turkey - 0.5%
11,499,290	Akbank TAS		$24,597,669
3,273,566	Ford Otomotiv Sanayi AS		8,556,534
			33,154,203
	United Arab Emirates - 2.1%
7,361,406	Abu Dhabi Commercial Bank PJSC		30,534,350
9,125,489	ADNOC Drilling Co. PJSC		13,244,073
26,264,498	Adnoc Gas PLC		25,832,773
12,124,925	Emaar Properties PJSC		49,599,346
5,874,428	First Abu Dhabi Bank PJSC		29,752,038
			148,962,580
	Total Common Stocks (cost $3,578,902,023)		$7,034,294,860
SHORT-TERM INVESTMENTS - 0.1%
	Securities Lending Collateral - 0.1%
5,670,945	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(4)		$5,670,945
	Total Short-Term Investments (cost $5,670,945)		$5,670,945
	Total Investments (cost $3,584,572,968)	99.1%	$7,039,965,805
	Other Assets and Liabilities	0.9%	60,823,782
	Net Assets	100.0%	$7,100,789,587
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Investment valued using significant unobservable inputs.
(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2026, the aggregate value of these securities was
$57,126,212, representing 0.8% of net assets.

(4)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$7,034,294,860	$1,191,966,769	$5,842,328,091	$—
Short-Term Investments	5,670,945	5,670,945	—	—
Total	$7,039,965,805	$1,197,637,714	$5,842,328,091	$—

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2026 is not presented.

22

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.1%
	Angola - 0.5%
$ 200,000	Azule Energy Finance PLC 8.25%, 01/22/2031(1)	$200,601
	Argentina - 1.7%
140,000	Pluspetrol SA 8.13%, 05/18/2031(1)	141,750
150,000	Telecom Argentina SA 8.50%, 01/20/2036(1)	151,387
141,000	YPF Energia Electrica SA 7.88%, 10/16/2032(1)	142,667
	YPF SA
10,000	8.50%, 06/27/2029(1)	10,373
190,000	8.75%, 09/11/2031(1)	196,168
		642,345
	Brazil - 6.0%
210,909	Acu Petroleo Luxembourg SARL 7.50%, 07/13/2035(1)	217,175
200,000	Aegea Finance SARL 7.63%, 01/20/2036(1)	195,184
200,000	Azul Secured Finance LLP 9.88%, 02/15/2031(1)	202,750
200,000	Cosan Overseas Ltd. 8.25%, 05/05/2026(2)(3)	200,900
200,000	Eldorado International. Finance GmbH 8.50%, 12/01/2032(1)(4)	207,741
200,000	Nexa Resources SA 6.60%, 04/08/2037(3)	213,227
200,000	Nova Securitisation SARL 5.75%, 02/03/2031(1)	198,040
39,000	Petrobras Global Finance BV 6.25%, 01/10/2036	38,318
253,720	Samarco Mineracao SA 9.50%, 06/30/2031(1)(5)	254,714
76,000	Vale Overseas Ltd. 6.40%, 06/28/2054	78,145
197,340	Yinson Bergenia Production BV 8.50%, 01/31/2045(1)	214,527
194,291	Yinson Boronia Production BV 8.95%, 07/31/2042(3)	215,611
		2,236,332
	Chile - 2.7%
200,000	Antofagasta PLC 5.63%, 09/09/2035(1)	205,226
200,000	Banco de Credito e Inversiones SA 7.50%, 12/12/2034, (7.50% fixed rate until 12/12/2034; 5 yr. USD CMT + 3.77% thereafter)(1)(2)(4)(6)	213,010
	Corp. Nacional del Cobre de Chile
200,000	5.13%, 02/02/2033(3)	201,533
200,000	5.63%, 10/18/2043(1)	192,546
200,000	Inversiones CMPC SA 6.70%, 12/09/2057, (6.70% fixed rate until 06/09/2032; 5 yr. USD CMT + 2.83% thereafter)(1)(6)	202,000
		1,014,315
	China - 1.6%
200,000	Lenovo Group Ltd. 6.54%, 07/27/2032(3)	218,905
200,000	Prosus NV 4.19%, 01/19/2032(3)	191,700
200,000	Tencent Holdings Ltd. 4.53%, 04/11/2049(1)	178,894
		589,499
	Colombia - 2.6%
200,000	Aris Mining Corp. 8.00%, 10/31/2029(3)	209,750
200,000	Banco Davivienda SA 8.13%, 07/02/2035, (8.13% fixed rate until 07/02/2030; 5 yr. USD CMT + 4.59% thereafter)(1)(6)	208,500
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.1% - (continued)
	Colombia - 2.6% - (continued)
$ 310,000	Ecopetrol SA 7.38%, 09/18/2043(4)	$285,385
COP 1,033,000,000	Empresas Publicas de Medellin ESP 8.38%, 11/08/2027(1)	254,733
		958,368
	El Salvador - 0.4%
$ 150,000	Comision Ejecutiva Hidroelectrica del Rio Lempa 8.65%, 01/24/2033(1)	160,238
	Guatemala - 0.6%
200,000	Threelands Energy Ltd. SARL 7.45%, 10/20/2035(1)	202,980
	Hong Kong - 2.6%
	AIA Group Ltd.
200,000	3.20%, 09/16/2040(3)	156,815
200,000	5.38%, 04/05/2034(1)	206,358
200,000	Elect Global Investments Ltd. 7.20%, 09/11/2030, (7.20% fixed rate until 09/11/2030; 5 yr. USD CMT + 3.28% thereafter)(2)(3)(6)	211,484
200,000	Melco Resorts Finance Ltd. 6.50%, 09/24/2033(1)	199,527
200,000	MTR Corp. CI Ltd. 5.63%, 09/24/2035, (5.63% fixed rate until 09/24/2035; 5 yr. USD CMT + 1.46% thereafter)(2)(3)(6)	210,474
		984,658
	India - 0.6%
200,000	Muthoot Finance Ltd. 6.38%, 03/02/2030(1)	205,157
	Israel - 1.3%
200,000	Bank Hapoalim BM 4.72%, 07/14/2029(3)	199,529
80,550	Energean Israel Finance Ltd. 8.50%, 09/30/2033(3)	86,306
200,000	Mizrahi Tefahot Bank Ltd. 5.84%, 04/15/2036, (5.84% fixed rate until 01/15/2031; 5 yr. USD CMT + 2.10% thereafter)(3)(6)	201,890
		487,725
	Jamaica - 0.6%
200,000	Digicel International Finance Ltd./Difl U.S. LLC 8.63%, 08/01/2032(1)	207,945
	Macau - 0.5%
200,000	Wynn Macau Ltd. 6.75%, 02/15/2034(1)	202,724
	Mexico - 8.3%
200,000	Banco Mercantil del Norte SA 7.63%, 01/10/2028, (7.63% fixed rate until 01/10/2028; 10 yr. USD CMT + 5.35% thereafter)(1)(2)(4)(6)	205,794
200,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(1)(6)	222,333
200,000	Cemex SAB de CV 7.20%, 06/10/2030, (7.20% fixed rate until 06/10/2030; 5 yr. USD CMT + 3.52% thereafter)(1)(2)(6)	209,700
198,334	CFE Fibra E 5.88%, 09/23/2040(1)	196,033
200,000	Orbia Advance Corp. SAB de CV 7.50%, 05/13/2035(3)	200,064
	Petroleos Mexicanos
247,000	6.38%, 01/23/2045	200,906
306,000	6.50%, 06/02/2041	266,809

23

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.1% - (continued)
	Mexico - 8.3% - (continued)
$ 718,000	6.75%, 09/21/2047	$592,035
672,000	7.69%, 01/23/2050	604,545
200,000	Saavi Energia SARL 8.88%, 02/10/2035(3)	216,530
200,000	Trust 2401 6.39%, 01/15/2050(1)	193,176
		3,107,925
	Panama - 1.0%
186,702	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(1)	175,873
200,000	C&W Senior Finance Ltd. 9.00%, 01/15/2033(1)	208,007
		383,880
	Peru - 0.9%
143,000	Banco de Credito del Peru SA 6.45%, 07/30/2035, (6.45% fixed rate until 04/30/2030; 5 yr. USD CMT + 2.49% thereafter)(1)(6)	149,178
200,000	Kallpa Generacion SA 5.50%, 09/11/2035(1)	200,212
		349,390
	Qatar - 0.5%
200,000	Ooredoo International Finance Ltd. 4.50%, 01/31/2043(3)	181,888
	Russia - 0.0%
200,000	Vnesheconombank Via VEB Finance PLC 6.80%, 11/22/2025(1)(7)(8)	—
	Saudi Arabia - 1.6%
	Gaci First Investment Co.
200,000	5.00%, 09/15/2035(3)	198,000
200,000	5.38%, 01/29/2054(3)	181,244
200,000	Greensaif Pipelines Bidco SARL 6.10%, 08/23/2042(1)	206,661
		585,905
	Singapore - 0.5%
200,000	Oversea-Chinese Banking Corp. Ltd. 4.55%, 09/08/2035, (4.55% fixed rate until 09/08/2030; 5 yr. USD CMT + 0.80% thereafter)(1)(6)	198,761
	South Africa - 1.1%
200,000	Anglo American Capital PLC 5.50%, 05/02/2033(1)	207,214
200,000	Sasol Financing USA LLC 8.75%, 05/03/2029(3)	205,419
		412,633
	South Korea - 1.7%
200,000	Hanwha Life Insurance Co. Ltd. 6.30%, 06/24/2055, (6.30% fixed rate until 06/24/2030; 5 yr. USD CMT + 2.29% thereafter)(3)(4)(6)	208,000
200,000	Mirae Asset Securities Co. Ltd. 6.00%, 01/26/2029(3)	208,802
200,000	Shinhan Bank Co. Ltd. 5.75%, 04/15/2034(1)	209,615
		626,417
	Taiwan - 0.5%
200,000	Nanshan Life Pte. Ltd. 5.45%, 09/11/2034(3)	197,404
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 41.1% - (continued)
	Thailand - 0.5%
$ 200,000	Bangkok Bank PCL 3.73%, 09/25/2034, (3.73% fixed rate until 09/25/2029; 5 yr. USD CMT + 1.90% thereafter)(1)(6)	$190,818
	Turkey - 1.7%
200,000	Akbank TAS 9.37%, 03/14/2029, (9.37% fixed rate until 03/14/2029; 5 yr. USD CMT + 5.27% thereafter)(1)(2)(6)	208,228
200,000	Sisecam U.K. PLC 8.63%, 05/02/2032(1)	207,049
200,000	Turkiye Garanti Bankasi AS 8.38%, 02/28/2034, (8.38% fixed rate until 02/28/2029; 5 yr. USD CMT + 4.09% thereafter)(1)(6)	207,373
		622,650
	United Kingdom - 0.6%
200,000	Standard Chartered PLC 5.40%, 08/12/2036, (5.40% fixed rate until 08/12/2035; 1 yr. USD CMT + 1.20% thereafter)(3)(6)	203,200
	Venezuela - 0.5%
	Petroleos de Venezuela SA
204,500	5.38%, 04/12/2027(3)(7)	59,305
136,364	6.00%, 05/16/2024(3)(7)	41,318
195,000	12.75%, 02/17/2022(1)(7)	74,978
		175,601
	Total Corporate Bonds (cost $15,211,187)	$15,329,359
FOREIGN GOVERNMENT OBLIGATIONS - 55.9%
	Angola - 0.5%
200,000	Angola Government International Bonds 8.75%, 04/14/2032(1)	$195,636
	Argentina - 4.1%
1,289,051	Argentina Republic Government International Bonds 4.13%, 07/09/2035(9)	997,081
142,000	Ciudad Autonoma De Buenos Aires/Government Bonds 7.80%, 11/26/2033(1)	145,533
200,000	Province of Santa Fe 8.10%, 12/11/2034(1)	194,710
200,000	Provincia de Cordoba 8.60%, 02/03/2035(1)	196,340
		1,533,664
	Brazil - 2.9%
200,000	Brazil Government International Bonds 7.25%, 01/12/2056	199,600
	Brazil Notas do Tesouro Nacional
BRL 3,949,000	10.00%, 01/01/2027	730,496
849,000	10.00%, 01/01/2029	151,467
		1,081,563
	Chile - 2.5%
	Bonos de la Tesoreria de la Republica en pesos
CLP 30,000,000	5.30%, 11/01/2037(3)	34,347
30,000,000	5.80%, 10/01/2029(3)	35,501
40,000,000	5.80%, 10/01/2034(3)	47,355
30,000,000	6.00%, 04/01/2033(3)	35,860
30,000,000	6.00%, 01/01/2043	36,948

24

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 55.9% - (continued)
	Chile - 2.5% - (continued)
	Chile Government International Bonds
$ 340,000	5.33%, 01/05/2054	$328,933
400,000	5.65%, 01/13/2037	421,800
		940,744
	Colombia - 3.3%
	Colombia Government International Bonds
400,000	6.50%, 01/21/2033	396,180
200,000	8.38%, 11/07/2054	211,250
COP 2,365,100,000	Colombia TES 11.00%, 08/22/2029	608,872
		1,216,302
	Czech Republic - 0.6%
	Czech Republic Government Bonds
CZK 1,590,000	1.50%, 04/24/2040	52,130
3,390,000	4.20%, 12/04/2036(3)	161,680
600,000	4.50%, 11/11/2032	29,951
		243,761
	Dominican Republic - 0.5%
$ 200,000	Dominican Republic International Bonds 5.88%, 10/28/2035(1)	199,146
	Ecuador - 1.5%
	Ecuador Government International Bonds
75,199	6.90%, 07/31/2035(3)(9)	68,506
487,000	8.75%, 01/29/2034(1)	491,870
		560,376
	Egypt - 4.5%
	Egypt Government Bonds
EGP 800,000	21.33%, 05/06/2028	17,119
6,224,000	22.58%, 01/07/2028	133,291
2,330,000	22.85%, 10/07/2027	49,605
9,817,000	24.83%, 08/05/2027	213,038
16,954,000	25.32%, 08/13/2027	367,999
	Egypt Government International Bonds
$ 200,000	7.90%, 02/21/2048(1)	181,277
400,000	8.50%, 01/31/2047(1)	387,374
	Egypt Treasury Bills
EGP 3,425,000	16.25%, 02/03/2026(10)	72,930
3,950,000	19.78%, 06/02/2026(10)	77,876
3,425,000	22.11%, 02/10/2026(10)	72,577
4,825,000	23.03%, 03/03/2026(10)	100,784
		1,673,870
	El Salvador - 0.9%
	El Salvador Government International Bonds
$ 150,000	7.65%, 06/15/2035(1)	155,250
165,000	8.25%, 04/10/2032(1)	177,329
		332,579
	Guatemala - 1.1%
400,000	Guatemala Government Bonds 6.25%, 08/15/2036(1)	416,604
	Hungary - 1.3%
	Hungary Government Bonds
HUF 60,990,000	6.75%, 10/22/2028	192,409
23,390,000	7.00%, 10/24/2035	74,815
$ 200,000	Hungary Government International Bonds 6.00%, 09/26/2035(3)	206,371
		473,595
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 55.9% - (continued)
	India - 1.2%
	India Government Bonds
INR 17,960,000	6.67%, 12/17/2050	$178,563
23,730,000	7.30%, 06/19/2053	254,296
		432,859
	Indonesia - 1.2%
IDR 3,767,000,000	Indonesia Treasury Bonds 7.13%, 08/15/2045	236,229
$ 200,000	Perusahaan Penerbit SBSN Indonesia III 5.00%, 12/01/2035(1)	198,651
		434,880
	Israel - 0.5%
200,000	Israel Government International Bonds 4.50%, 01/13/2031	198,906
	Ivory Coast - 0.6%
201,000	Ivory Coast Government International Bonds 8.08%, 04/01/2036(1)	214,705
	Jordan - 1.2%
450,000	Jordan Government International Bonds 7.38%, 10/10/2047(1)	444,770
	Lebanon - 0.2%
214,000	Lebanon Government International Bonds 8.25%, 04/12/2049(3)(7)	63,665
	Malaysia - 1.6%
	Malaysia Government Bonds
MYR 642,000	3.76%, 05/22/2040	162,144
870,000	4.07%, 06/15/2050	223,414
366,000	4.46%, 03/31/2053	99,891
407,000	4.70%, 10/15/2042	113,788
		599,237
	Mexico - 7.1%
	Mexico Bonos
MXN 1,040,000	7.75%, 11/13/2042	51,735
1,030,000	8.00%, 11/07/2047	51,806
9,685,100	8.00%, 07/31/2053	482,480
4,600,000	8.50%, 03/01/2029	267,466
3,850,000	8.50%, 11/18/2038	210,519
16,218,500	10.00%, 11/20/2036	1,001,891
$ 600,000	Mexico Government International Bonds 6.13%, 02/09/2038	597,600
		2,663,497
	Nigeria - 2.0%
430,000	Nigeria Government International Bonds 10.38%, 12/09/2034(3)	507,953
	Nigeria OMO Bills
NGN 282,560,000	18.94%, 06/02/2026	190,074
76,478,000	20.69%, 05/12/2026	52,071
		750,098
	Oman - 0.6%
$ 200,000	Oman Government International Bonds 6.50%, 03/08/2047(3)	211,058
	Paraguay - 0.7%
	Paraguay Government International Bonds
200,000	6.10%, 08/11/2044(1)	203,726
PYG 347,000,000	7.90%, 02/09/2031(1)	50,620
		254,346
	Peru - 2.7%
	Peru Government Bonds
PEN 1,501,000	6.90%, 08/12/2037	469,351

25

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 55.9% - (continued)
	Peru - 2.7% - (continued)
PEN 690,000	7.60%, 08/12/2039(3)	$225,222
$ 303,000	Peru Government International Bonds 5.88%, 08/08/2054	296,864
		991,437
	Poland - 1.4%
PLN 810,000	Republic of Poland Government Bonds 5.00%, 10/25/2034	228,416
$ 300,000	Republic of Poland Government International Bonds 5.50%, 03/18/2054	284,589
		513,005
	Romania - 0.4%
150,000	Romania Government International Bonds 7.50%, 02/10/2037(1)	166,596
	Saudi Arabia - 0.5%
200,000	Saudi Government International Bonds 5.75%, 01/16/2054(1)	193,948
	South Africa - 4.5%
	Republic of South Africa Government Bonds
ZAR 1,764,216	8.50%, 01/31/2037	110,039
3,879,016	8.88%, 02/28/2035	252,957
5,968,116	9.00%, 01/31/2040	378,265
6,855,487	10.88%, 03/31/2038	498,353
	Republic of South Africa Government International Bonds
$ 239,000	7.25%, 12/11/2055(1)	232,033
200,000	7.95%, 11/19/2054(3)	209,970
		1,681,617
	South Korea - 0.5%
200,000	Korea International Bonds 3.63%, 10/29/2030	197,870
	Sri Lanka - 0.3%
117,416	Sri Lanka Government International Bonds 3.60%, 02/15/2038(1)(9)	116,241
	Thailand - 1.0%
	Thailand Government Bonds
THB 3,130,000	1.59%, 12/17/2035	95,754
3,892,000	2.00%, 06/17/2042	114,323
2,400,000	2.70%, 06/17/2040	79,106
2,600,000	2.88%, 06/17/2046	84,691
		373,874
	Turkey - 2.3%
	Turkiye Government Bonds
TRY 12,378,300	31.08%, 11/08/2028	284,247
7,239,000	39.58%, 05/17/2028, 1 day TRY TLREF Rate + 0.00%(6)	168,545
	Turkiye Government International Bonds
$ 200,000	6.80%, 11/04/2036	199,172
200,000	7.63%, 05/15/2034	212,971
		864,935
	Ukraine - 0.5%
290,000	Ukraine Government International Bonds 4.50%, 02/01/2035(3)(9)	179,478
	United Arab Emirates - 0.5%
200,000	UAE International Government Bonds 4.95%, 07/07/2052(3)	188,825
Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 55.9% - (continued)
	Venezuela - 0.7%
	Venezuela Government International Bonds
$ 250,000	8.25%, 10/13/2024(3)(7)		$91,275
150,000	9.00%, 05/07/2049(3)(7)		57,015
180,000	11.75%, 10/21/2026(3)(7)		79,218
85,300	11.95%, 08/05/2031(3)(7)		37,327
			264,835
	Total Foreign Government Obligations (cost $19,931,054)		$20,868,522
	Total Long-Term Investments (cost $35,142,241)		$36,197,881
SHORT-TERM INVESTMENTS - 2.2%
	Securities Lending Collateral - 2.2%
831,108	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(11)		$831,108
	Total Short-Term Investments (cost $831,108)		$831,108
	Total Investments (cost $35,973,349)	99.2%	$37,028,989
	Other Assets and Liabilities	0.8%	290,007
	Net Assets	100.0%	$37,318,996
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2026, the aggregate value of these securities was
$13,206,277, representing 35.4% of net assets.

(2)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2026, the aggregate value of these securities was $7,059,924, representing 18.9% of net assets.

(4)	Represents entire or partial securities on loan.
(5)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

26

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

(6)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(7)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(8)	Investment valued using significant unobservable inputs.
(9)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(10)	The rate shown represents current yield to maturity.
(11)	Current yield as of period end.

Foreign Currency Contracts Outstanding at January 31, 2026
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
339,730,000	ARS	221,035	USD	BOA	04/27/2026	$(17,779)
1,140,738	BRL	208,905	USD	CBK	03/12/2026	5,796
171,641,117	CLP	183,920	USD	JPM	03/03/2026	12,451
311,570,000	CLP	349,215	USD	JPM	04/08/2026	7,219
48,620,000	CLP	54,682	USD	CBK	04/08/2026	939
8,140,000	CNY	1,172,235	USD	BOA	04/23/2026	4,511
2,462,596,327	COP	643,988	USD	BOA	02/06/2026	21,232
790,223,673	COP	207,447	USD	MSC	02/06/2026	6,015
1,445,265,000	COP	387,009	USD	BOA	03/26/2026	(519)
1,766,435,000	COP	472,928	USD	CBK	03/26/2026	(551)
5,783,709	CZK	275,765	USD	BOA	02/12/2026	5,942
610,000	CZK	29,126	USD	CBK	02/12/2026	585
354,588	CZK	17,044	USD	MSC	02/12/2026	227
6,810,000	CZK	336,392	USD	UBS	04/29/2026	(4,378)
742,100,000	IDR	43,800	USD	MSC	03/11/2026	385
973,840,000	IDR	58,211	USD	CBK	03/11/2026	(228)
10,363,710,000	IDR	615,450	USD	JPM	04/28/2026	1,046
4,233,660,000	IDR	252,080	USD	BOA	04/28/2026	(237)
39,530,000	INR	434,285	USD	CBK	04/13/2026	(6,873)
2,140,000	MYR	527,762	USD	MSC	03/24/2026	15,786
930,000	MYR	230,940	USD	MSC	04/23/2026	5,396
2,622,861	PLN	715,901	USD	BOA	02/12/2026	22,274
2,790,000	PLN	795,198	USD	MSC	04/29/2026	(9,997)
510,000	RON	115,113	USD	JPM	02/04/2026	3,521
15,030	RON	3,408	USD	BOA	02/04/2026	88
1,050,000	RON	240,058	USD	CBK	03/16/2026	3,733
100,000	RON	22,714	USD	MSC	03/16/2026	504
620,000	RON	144,884	USD	CBK	04/29/2026	(1,236)
12,630,000	THB	404,328	USD	UBS	04/23/2026	(604)
7,660,000	THB	246,984	USD	JPM	04/23/2026	(2,128)
7,520,000	TRY	170,251	USD	CBK	02/13/2026	874
640,000	TRY	14,526	USD	JPM	02/13/2026	37
2,000,000	ZAR	113,629	USD	BOA	02/06/2026	10,115
300,000	ZAR	18,195	USD	MSC	02/06/2026	367
2,720,000	ZAR	169,168	USD	BOA	04/29/2026	(1,887)
202,347	USD	1,140,738	BRL	BOA	03/12/2026	(12,355)
192,703	USD	729,640,000	COP	MSC	02/06/2026	(4,394)
241,396	USD	914,980,000	COP	CBK	02/06/2026	(5,767)
417,019	USD	1,608,200,000	COP	BOA	02/06/2026	(17,402)
317,861	USD	1,214,230,000	COP	BOA	03/26/2026	(6,846)
521,873	USD	1,997,470,000	COP	UBS	03/26/2026	(12,287)
435,612	USD	1,630,060,000	COP	BOA	04/30/2026	3,340
333,026	USD	6,748,297	CZK	UBS	02/12/2026	4,337
252,515	USD	4,244,770,000	IDR	JPM	04/28/2026	10
375,856	USD	57,300,000	JPY	JPM	04/30/2026	2,670
747,561	USD	2,622,861	PLN	MSC	02/12/2026	9,387

27

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Foreign Currency Contracts Outstanding at January 31, 2026 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
123,195	USD	525,030	RON	CBK	02/04/2026	$1,065
143,877	USD	2,300,000	ZAR	BOA	02/06/2026	1,572
Total foreign currency contracts						$45,956

Foreign Cross Currency Contracts Outstanding at January 31, 2026
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	737,549	UBS	03/12/2026	JPY	(731,355)	$6,195
JPY	739,851	JPM	03/12/2026	EUR	737,549	2,302
Total foreign cross currency contracts						$8,497
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$15,329,359	$—	$15,329,359	$—
Foreign Government Obligations	20,868,522	—	20,868,522	—
Short-Term Investments	831,108	831,108	—	—
Foreign Currency Contracts(2)	159,921	—	159,921	—
Total	$37,188,910	$831,108	$36,357,802	$—
Liabilities
Foreign Currency Contracts(2)	$(105,468)	$—	$(105,468)	$—
Total	$(105,468)	$—	$(105,468)	$—

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2026 is not presented.

28

Hartford Schroders International Contrarian Value Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 94.3%
	Australia - 1.5%
29,031	Rio Tinto PLC	$2,648,623
	Austria - 2.0%
60,057	OMV AG	3,567,850
	Brazil - 2.2%
1,378,776	Ambev SA	3,890,518
	China - 1.5%
814,000	Anhui Conch Cement Co. Ltd. Class H	2,581,453
	Denmark - 2.3%
68,537	Novo Nordisk AS Class B	4,069,674
	France - 11.6%
54,640	AXA SA	2,491,534
30,008	BNP Paribas SA	3,244,837
152,129	Carrefour SA	2,491,747
8,331	Kering SA	2,600,752
39,865	Pernod Ricard SA	3,564,594
38,626	Renault SA	1,457,721
52,161	Societe Generale SA	4,570,839
		20,422,024
	Germany - 7.4%
64,527	BASF SE	3,498,264
47,534	Continental AG	3,740,414
225,255	Deutsche Lufthansa AG	2,320,457
228,030	Evonik Industries AG	3,532,164
		13,091,299
	Hong Kong - 2.0%
218,520	Prudential PLC	3,589,245
	Italy - 1.4%
122,933	Eni SpA	2,512,641
	Japan - 16.6%
123,800	Bridgestone Corp.	2,787,265
181,200	Dentsu Group, Inc.(1)	3,517,370
183,100	Koito Manufacturing Co. Ltd.	2,866,468
91,400	Kose Holdings Corp.	3,260,794
176,300	Medipal Holdings Corp.	3,195,324
145,000	Nippon Television Holdings, Inc.	3,484,904
264,600	Panasonic Holdings Corp.	3,627,850
185,900	Rohm Co. Ltd.	3,255,434
447,500	Yamaha Corp.	3,252,638
		29,248,047
	Mexico - 1.7%
71,736	Ternium SA ADR(1)	3,001,434
	Netherlands - 6.1%
110,604	ABN AMRO Bank NV(2)	4,075,010
76,335	Koninklijke Ahold Delhaize NV	2,984,709
104,749	Randstad NV	3,748,603
		10,808,322
	South Africa - 2.4%
90,328	Anglo American PLC	4,188,311
	South Korea - 3.6%
33,184	KB Financial Group, Inc.	3,105,995
56,058	Shinhan Financial Group Co. Ltd.	3,276,238
		6,382,233
	Spain - 1.5%
132,419	Repsol SA	2,608,799
Shares or Principal Amount			Market Value†
COMMON STOCKS - 94.3% - (continued)
	Switzerland - 2.3%
17,199	Swatch Group AG Class BR		$4,057,890
	Taiwan - 1.6%
418,000	Hon Hai Precision Industry Co. Ltd.		2,889,391
	United Kingdom - 18.3%
548,283	Barclays PLC		3,659,278
56,224	British American Tobacco PLC		3,396,695
611,944	British Land Co. PLC REIT		3,490,483
1,102,845	BT Group PLC		2,898,850
94,808	Burberry Group PLC*		1,432,447
135,281	HSBC Holdings PLC		2,386,482
72,428	Imperial Brands PLC		3,050,507
195,520	Standard Chartered PLC		5,002,659
3,254,125	Vodafone Group PLC		4,792,437
513,972	WPP PLC		2,132,070
			32,241,908
	United States - 8.3%
221,048	GSK PLC		5,716,668
10,138	Roche Holding AG		4,610,150
44,895	Sanofi SA		4,234,660
			14,561,478
	Total Common Stocks (cost $129,757,594)		$166,361,140
PREFERRED STOCKS - 3.5%
	Germany - 3.5%
43,736	Henkel AG & Co. KGaA (Preference Shares)(3)		$3,842,291
19,567	Volkswagen AG (Preference Shares)(3)		2,373,575
	Total Preferred Stocks (cost $5,538,175)		$6,215,866
	Total Long-Term Investments (cost $135,295,769)		$172,577,006
SHORT-TERM INVESTMENTS - 0.3%
	Securities Lending Collateral - 0.3%
630,050	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(4)		$630,050
	Total Short-Term Investments (cost $630,050)		$630,050
	Total Investments (cost $135,925,819)	98.1%	$173,207,056
	Other Assets and Liabilities	1.9%	3,317,530
	Net Assets	100.0%	$176,524,586
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

29

Hartford Schroders International Contrarian Value Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2026, the aggregate value of this security was
$4,075,010, representing 2.3% of net assets.

(3)	Currently no rate available.
(4)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$166,361,140	$6,891,952	$159,469,188	$—
Preferred Stocks	6,215,866	—	6,215,866	—
Short-Term Investments	630,050	630,050	—	—
Total	$173,207,056	$7,522,002	$165,685,054	$—

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.

30

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2%
	Australia - 3.0%
70,106	Anglogold Ashanti PLC	$6,510,744
909,669	BHP Group Ltd.	31,331,141
197,983	Computershare Ltd.	4,496,304
118,299	GPT Group REIT	434,632
35,869	OceanaGold Corp.	1,162,223
326,614	Orica Ltd.	5,818,367
116,193	Rio Tinto Ltd.(1)	12,105,540
273,828	Rio Tinto PLC	24,982,506
772,056	Scentre Group REIT	2,187,982
142,829	Ventia Services Group Pty. Ltd.	572,025
192,100	Woodside Energy Group Ltd.	3,391,813
		92,993,277
	Austria - 0.6%
65,563	Erste Group Bank AG	8,523,773
81,488	OMV AG	4,841,017
54,108	Telekom Austria AG	575,308
67,460	voestalpine AG	3,203,371
		17,143,469
	Belgium - 0.5%
16,512	Aedifica SA REIT(1)	1,454,014
20,532	Anheuser-Busch InBev SA	1,477,955
5,566	D'ieteren Group	1,267,815
46,712	KBC Group NV	6,582,445
7,069	UCB SA	2,154,104
94,064	Umicore SA	2,236,115
45,569	Warehouses De Pauw CVA REIT	1,291,227
		16,463,675
	Brazil - 1.2%
513,000	Ambev SA	1,447,542
477,600	Axia Energia	4,934,134
416,300	B3 SA - Brasil Bolsa Balcao	1,277,515
85,975	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2,307,043
236,000	Cia de Saneamento de Minas Gerais Copasa MG	2,293,744
56,000	CPFL Energia SA	547,577
352,700	Localiza Rent a Car SA	3,243,010
232,300	Porto Seguro SA	2,217,615
155,600	Rede D'Or Sao Luiz SA(2)	1,253,315
803,300	TIM SA	3,742,704
293,400	Ultrapar Participacoes SA	1,414,943
700,800	Vale SA	11,228,247
		35,907,389
	Burkina Faso - 0.1%
107,256	IAMGOLD Corp.*	1,946,386
	Canada - 6.8%
266,747	B2Gold Corp.	1,298,816
129,673	Bank of Montreal(1)	17,653,203
202,230	Bank of Nova Scotia	15,119,167
109,876	Canadian Imperial Bank of Commerce	10,154,442
322,012	Canadian Natural Resources Ltd.	11,973,317
1,866	Fairfax Financial Holdings Ltd.(1)	3,079,458
58,199	Finning International, Inc.	3,649,699
102,858	Gildan Activewear, Inc.	6,682,956
113,765	Great-West Lifeco, Inc.	5,325,437
72,867	iA Financial Corp., Inc.	8,953,386
74,369	Kinross Gold Corp.	2,341,969
147,137	Magna International, Inc.	7,521,908
304,293	Manulife Financial Corp.	11,591,582
95,045	Open Text Corp.	2,427,691
54,199	Power Corp. of Canada	2,733,335
199,157	Quebecor, Inc. Class B	7,264,810
221,289	Royal Bank of Canada	36,845,476
156,299	Sun Life Financial, Inc.	9,848,679
212,826	Suncor Energy, Inc.	11,248,917
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Canada - 6.8% - (continued)
100,019	TC Energy Corp.	$5,864,589
20,788	Torex Gold Resources, Inc.	1,000,584
285,715	Toronto-Dominion Bank	26,702,964
		209,282,385
	Cayman Islands - 0.0%
32,720	Patria Investments Ltd. Class A	478,039
	China - 6.9%
1,964,900	Alibaba Group Holding Ltd.	41,800,445
864,000	Aluminum Corp. of China Ltd. Class H	1,508,605
520,050	Baidu, Inc. Class A*	9,968,084
5,786,000	Bank of China Ltd. Class H	3,455,302
2,962,000	Brilliance China Automotive Holdings Ltd.(1)	1,531,483
21,016,000	China Construction Bank Corp. Class H	21,220,489
422,000	China Hongqiao Group Ltd.	1,930,089
215,500	China Jushi Co. Ltd. Class A	662,416
1,521,000	China Life Insurance Co. Ltd. Class H	6,768,811
1,210,000	China Merchants Bank Co. Ltd. Class H(1)	7,392,610
1,734,400	China Pacific Insurance Group Co. Ltd. Class H	8,735,888
1,920,000	Chongqing Rural Commercial Bank Co. Ltd. Class H	1,432,854
45,500	Contemporary Amperex Technology Co. Ltd. Class H(1)	2,839,086
1,326,500	COSCO SHIPPING Holdings Co. Ltd. Class H(1)	2,330,610
2,118,000	Guoquan Food Shanghai Co. Ltd. Class H	1,156,075
179,200	Hangcha Group Co. Ltd. Class A	714,891
12,062,000	Industrial & Commercial Bank of China Ltd. Class H	10,005,386
3,668,600	J&T Global Express Ltd.*	4,775,881
254,000	Jiangxi Copper Co. Ltd. Class H	1,517,441
92,248	Kanzhun Ltd. ADR	1,708,433
191,000	Kuaishou Technology(2)	1,951,467
112,000	Minth Group Ltd.	527,290
387,000	NetEase, Inc.	10,034,937
1,038,100	New China Life Insurance Co. Ltd. Class H	8,441,231
906,000	Newborn Town, Inc.*(3)	1,332,288
6,086,000	PetroChina Co. Ltd. Class H	7,229,918
1,349,500	Ping An Insurance Group Co. of China Ltd. Class H	12,517,082
115,000	Precision Tsugami China Corp. Ltd.(3)	616,572
37,100	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	445,206
107,900	Shenzhen Sunlord Electronics Co. Ltd. Class A	611,042
203,807	Silvercorp Metals, Inc.	2,052,065
3,650,000	Sino Biopharmaceutical Ltd.	3,097,046
402,500	Sinotruk Hong Kong Ltd.	1,848,352
644,000	SITC International Holdings Co. Ltd.	2,404,807
58,400	Sungrow Power Supply Co. Ltd. Class A	1,268,706
142,500	Tencent Holdings Ltd.	10,952,807
16,800	Trip.com Group Ltd.	1,031,110
56,660	Vipshop Holdings Ltd. ADR	969,453
1,062,000	Weichai Power Co. Ltd. Class H	3,599,785
101,600	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,016,195
354,200	XD, Inc.(3)	3,889,808
1,312,300	Yangzijiang Shipbuilding Holdings Ltd.	3,446,509
800,917	Yutong Bus Co. Ltd. Class A	3,561,680
25,300	Zhejiang Cfmoto Power Co. Ltd. Class A	916,387
		215,216,622
	Denmark - 0.1%
71,557	ISS AS	2,713,777
27,875	Novo Nordisk AS Class B	1,655,196
		4,368,973
	Finland - 1.4%
37,345	Konecranes OYJ	4,397,826
1,942,087	Nokia OYJ	12,508,805
724,594	Nordea Bank Abp	13,993,002

31

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Finland - 1.4% - (continued)
73,370	Orion OYJ Class B	$6,067,556
100,324	Outokumpu OYJ	563,274
401,667	Sampo OYJ Class A	4,479,512
		42,009,975
	France - 5.0%
10,143	Accor SA	551,588
252,531	AXA SA	11,515,182
215,024	BNP Paribas SA	23,251,065
88,392	Bouygues SA	4,777,923
189,667	Bureau Veritas SA	6,105,822
54,699	Cie de Saint-Gobain SA	5,399,090
236,607	Cie Generale des Etablissements Michelin SCA	8,786,548
24,822	Covivio SA REIT	1,585,776
29,317	Eiffage SA	4,347,925
454,907	Engie SA	13,581,888
26,571	Gaztransport Et Technigaz SA	5,724,679
48,529	Ipsen SA	7,927,951
12,174	IPSOS SA	516,466
140,359	Klepierre SA REIT	5,407,103
394,876	Orange SA	7,340,751
16,823	Rubis SCA	681,215
142,340	Societe Generale SA	12,473,174
37,203	SPIE SA	2,038,496
340,400	TotalEnergies SE	24,756,845
75,761	Unibail-Rodamco-Westfield REIT*	8,376,508
		155,145,995
	Georgia - 0.0%
9,749	Lion Finance Group PLC	1,346,915
	Germany - 5.8%
77,260	Allianz SE	34,019,248
4,796	Alzchem Group AG	876,780
162,604	Bayer AG	8,600,393
25,880	Bayerische Motoren Werke AG	2,665,129
16,648	Bilfinger SE	2,332,529
310,813	Deutsche Bank AG	12,265,019
498,043	Deutsche Lufthansa AG	5,130,573
224,125	Deutsche Post AG	12,534,968
609,944	Deutsche Telekom AG	20,468,655
144,756	E.ON SE	3,070,251
26,655	Freenet AG	962,490
90,628	Fresenius SE & Co. KGaA	5,069,526
12,560	GEA Group AG	898,075
17,089	Heidelberg Materials AG	4,680,174
136,062	Mercedes-Benz Group AG	9,299,050
22,647	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,725,812
224,555	RWE AG	14,260,108
10,698	Salzgitter AG	574,068
81,019	Siemens AG	24,494,484
335,325	thyssenkrupp AG	4,470,125
		180,397,457
	Greece - 0.8%
876,850	Alpha Bank SA	4,197,446
1,324,378	Eurobank SA	6,472,203
95,985	Hellenic Telecommunications Organization SA	1,800,239
58,936	Jumbo SA	1,749,288
405,633	National Bank of Greece SA	7,161,222
232,994	Piraeus Bank SA*	2,350,286
22,959	Public Power Corp. SA	542,661
		24,273,345
	Hong Kong - 1.0%
522,000	CK Asset Holdings Ltd.	3,057,948
209,500	CK Infrastructure Holdings Ltd.	1,720,676
183,000	Cowell e Holdings, Inc.*(1)	711,578
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Hong Kong - 1.0% - (continued)
395,600	Guming Holdings Ltd.	$1,456,064
1,253,000	Hang Lung Properties Ltd.	1,511,962
610,000	Henderson Land Development Co. Ltd.	2,426,346
478,300	Hongkong Land Holdings Ltd.	4,058,314
424,500	Sun Hung Kai Properties Ltd.	6,816,997
180,500	Swire Pacific Ltd. Class A	1,741,805
920,600	Swire Properties Ltd.	2,790,385
2,922,500	WH Group Ltd.(2)	3,448,829
595,000	Wharf Real Estate Investment Co. Ltd.	2,065,699
242,000	Youyuan International Holdings Ltd.*(4)	—
		31,806,603
	Hungary - 0.5%
375,581	Magyar Telekom Telecommunications PLC	2,329,916
92,980	OTP Bank Nyrt	11,699,855
91,233	Richter Gedeon Nyrt	3,053,550
		17,083,321
	India - 1.9%
599,030	Axis Bank Ltd.	8,937,131
735,345	Bank of Baroda	2,396,359
374,974	Bharat Petroleum Corp. Ltd.	1,486,602
2,232,700	Canara Bank	3,583,477
544,767	City Union Bank Ltd.	1,788,653
1,622,346	HDFC Bank Ltd.	16,403,979
35,521	Hero MotoCorp Ltd.	2,139,509
449,781	Hindalco Industries Ltd.	4,681,909
71,941	Indian Bank	713,814
54,239	Jindal Stainless Ltd.	484,021
269,303	Karur Vysya Bank Ltd.	883,271
2,970,599	NMDC Ltd.	2,616,778
1,077,176	Punjab National Bank	1,468,481
350,386	REC Ltd.	1,388,876
369,779	State Bank of India	4,334,048
627,943	Ujjivan Small Finance Bank Ltd.*(2)	446,241
441,708	Union Bank of India Ltd.	869,395
516,509	Vedanta Ltd.	3,819,993
		58,442,537
	Indonesia - 0.4%
4,701,100	Aneka Tambang Tbk. PT	1,157,337
4,725,400	Bank Negara Indonesia Persero Tbk. PT	1,268,321
11,324,600	Bank Rakyat Indonesia Persero Tbk. PT	2,570,727
32,827,900	Telkom Indonesia Persero Tbk. PT	7,017,299
		12,013,684
	Ireland - 0.5%
290,029	AIB Group PLC	3,241,982
538,652	Bank of Ireland Group PLC	10,944,036
		14,186,018
	Italy - 3.7%
48,071	Azimut Holding SpA	2,030,707
182,565	Banca Mediolanum SpA	4,282,647
125,383	Coca-Cola HBC AG Class DI*	6,809,507
1,505,255	Enel SpA	16,630,881
523,892	Eni SpA	10,707,885
320,488	Generali	13,072,828
2,429,297	Intesa Sanpaolo SpA	17,197,923
1,099,676	Italgas SpA	13,211,704
70,233	Lottomatica Group SpA	1,727,600
139,362	Maire SpA	2,434,981
8,131	Recordati Industria Chimica e Farmaceutica SpA	448,013
112,439	Ryanair Holdings PLC ADR	7,938,193
221,965	UniCredit SpA	19,343,368
		115,836,237
	Ivory Coast - 0.2%
106,849	Endeavour Mining PLC	6,081,656

32

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Japan - 16.0%
17,400	ADEKA Corp.	$517,203
57,500	Aichi Steel Corp.	1,144,981
245,100	Aisin Corp.	4,390,967
193,800	Alps Alpine Co. Ltd.	2,538,372
195,700	Amada Co. Ltd.	2,507,044
797,900	Astellas Pharma, Inc.	11,098,698
42,200	BIPROGY, Inc.	1,401,435
352,200	Bridgestone Corp.	7,929,521
160,700	Central Japan Railway Co.	4,483,219
346,700	Chubu Electric Power Co., Inc.	5,037,067
125,800	Citizen Watch Co. Ltd.	1,111,846
52,300	COMSYS Holdings Corp.	1,634,058
23,400	Cosmo Energy Holdings Co. Ltd.	701,699
74,200	Daido Steel Co. Ltd.	953,161
1,231,900	Dai-ichi Life Holdings, Inc.	10,833,504
259,900	Daiwa Securities Group, Inc.	2,532,565
369,300	Denso Corp.	5,123,949
1,148,000	ENEOS Holdings, Inc.	9,702,796
38,000	GS Yuasa Corp.	884,583
68,700	Hitachi Construction Machinery Co. Ltd.	2,246,421
146,000	Honda Motor Co. Ltd.	1,468,400
19,000	Horiba Ltd.	2,253,506
147,100	INFRONEER Holdings, Inc.(1)	2,203,203
707,700	Inpex Corp.	15,855,464
275,000	Isuzu Motors Ltd.	4,430,196
315,900	Japan Petroleum Exploration Co. Ltd.	3,889,265
221,800	Japan Post Bank Co. Ltd.	3,940,810
209,300	JFE Holdings, Inc.	2,817,843
145,800	JGC Holdings Corp.	2,043,251
173,800	JTEKT Corp.	2,052,203
64,200	Kajima Corp.	2,619,088
108,600	Kandenko Co. Ltd.	3,909,858
305,000	Kansai Electric Power Co., Inc.	4,866,253
477,700	KDDI Corp.	8,065,475
30,800	Kioxia Holdings Corp.*(1)	4,213,017
66,300	Kirin Holdings Co. Ltd.	1,030,782
70,100	Kobe Steel Ltd.	1,009,076
424,600	Kubota Corp.	6,505,576
38,300	Kurita Water Industries Ltd.	1,915,757
269,600	Kyushu Electric Power Co., Inc.	3,001,162
43,800	Mabuchi Motor Co. Ltd.	411,453
221,500	Marubeni Corp.	7,342,315
337,900	Mazda Motor Corp.(1)	2,600,260
127,100	MEITEC Group Holdings, Inc.	2,843,084
546,000	Mitsubishi Corp.	14,505,216
1,897,700	Mitsubishi UFJ Financial Group, Inc.	34,368,019
420,600	Mitsui & Co. Ltd.	13,738,913
447,600	Mizuho Financial Group, Inc.	19,433,855
400,800	MS&AD Insurance Group Holdings, Inc.	10,211,406
165,100	NGK Insulators Ltd.	3,955,462
18,700	NH Foods Ltd.	849,009
96,100	NHK Spring Co. Ltd.	1,746,492
16,400	Nichias Corp.	822,769
119,800	Nifco, Inc.	3,729,849
56,900	Nippon Electric Glass Co. Ltd.	2,474,580
190,800	Nissan Chemical Corp.	6,576,778
161,300	Niterra Co. Ltd.	7,052,333
145,400	Nitto Denko Corp.	3,231,272
114,600	NOK Corp.	2,231,896
520,100	Nomura Holdings, Inc.	4,713,321
306,800	NSK Ltd.	2,133,657
380,500	Oji Holdings Corp.	2,253,879
49,100	Open House Group Co. Ltd.	2,889,130
406,800	ORIX Corp.	12,397,389
108,200	Osaka Gas Co. Ltd.	4,062,115
171,000	Panasonic Holdings Corp.	2,344,529
1,508,100	Persol Holdings Co. Ltd.	2,641,314
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Japan - 16.0% - (continued)
65,000	Raito Kogyo Co. Ltd.	$1,469,797
460,700	Rohm Co. Ltd.	8,067,663
109,200	SBI Holdings, Inc.	2,469,450
56,800	SG Holdings Co. Ltd.(1)	546,860
464,500	Shionogi & Co. Ltd.	9,563,675
122,800	Simplex Holdings, Inc.	761,304
250,800	Sompo Holdings, Inc.	8,648,715
336,200	Subaru Corp.	7,217,595
516,400	Sumitomo Chemical Co. Ltd.	1,570,952
228,200	Sumitomo Corp.	9,266,995
139,800	Sumitomo Electric Industries Ltd.	6,120,376
99,500	Sumitomo Heavy Industries Ltd.	3,097,894
105,700	Sumitomo Metal Mining Co. Ltd.	5,972,935
663,700	Sumitomo Mitsui Financial Group, Inc.	23,355,900
71,900	Sumitomo Mitsui Trust Group, Inc.	2,401,373
202,600	Sumitomo Rubber Industries Ltd.	3,265,133
415,800	Suzuki Motor Corp.	5,669,461
38,600	SWCC Corp.	2,876,902
69,800	Takasago Thermal Engineering Co. Ltd.	2,017,969
44,100	Takeuchi Manufacturing Co. Ltd.	1,825,916
54,500	Tokuyama Corp.	1,424,862
139,100	Tokyo Gas Co. Ltd.	6,171,259
8,200	Tokyo Seimitsu Co. Ltd.	742,924
139,000	Toyo Tire Corp.	3,746,011
94,100	Toyoda Gosei Co. Ltd.	2,556,499
109,900	Toyota Boshoku Corp.	1,845,433
1,076,800	Toyota Motor Corp.	24,406,196
230,800	Toyota Tsusho Corp.	8,405,556
24,400	TV Asahi Holdings Corp.	564,301
421,800	USS Co. Ltd.	4,660,607
533,900	Yamada Holdings Co. Ltd.	1,871,720
16,800	Yamato Kogyo Co. Ltd.	1,211,146
88,900	Yokohama Rubber Co. Ltd.	3,508,909
176,400	Zeon Corp.	2,155,580
		495,881,437
	Luxembourg - 0.2%
100,999	ArcelorMittal SA	5,485,055
	Malaysia - 0.1%
928,100	Westports Holdings Bhd.	1,438,999
7,672,400	Zetrix Ai Bhd.	1,567,367
		3,006,366
	Mexico - 0.5%
144,100	Grupo Aeroportuario del Centro Norte SAB de CV	2,097,267
662,300	Grupo Financiero Banorte SAB de CV Class O	7,487,446
612,500	Grupo Mexico SAB de CV Series B	6,801,077
		16,385,790
	Netherlands - 1.3%
267,121	ABN AMRO Bank NV(2)	9,841,604
755,146	ING Groep NV	22,269,932
7,813	Koninklijke Heijmans NV	636,606
1,162,029	Koninklijke KPN NV	5,691,051
46,645	SBM Offshore NV	1,675,500
		40,114,693
	Nigeria - 0.3%
2,027,344	Airtel Africa PLC(2)	8,839,280
	Norway - 0.4%
58,761	DOF Group ASA	687,743
248,973	Equinor ASA	6,692,023
123,604	Kitron ASA	1,062,424
265,987	Norsk Hydro ASA	2,361,400
35,607	Veidekke ASA	656,186
		11,459,776

33

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Peru - 0.2%
58,435	Cia de Minas Buenaventura SAA ADR	$2,001,983
11,128	Credicorp Ltd.	3,970,804
		5,972,787
	Philippines - 0.2%
257,030	Bank of the Philippine Islands	541,295
534,146	BDO Unibank, Inc.	1,224,228
275,750	International Container Terminal Services, Inc.	3,020,274
599,460	Metropolitan Bank & Trust Co.	743,210
		5,529,007
	Poland - 0.5%
63,398	Alior Bank SA	2,069,289
11,507	CD Projekt SA	839,971
53,440	KGHM Polska Miedz SA*	4,958,514
96,730	ORLEN SA	2,939,874
226,437	Powszechna Kasa Oszczednosci Bank Polski SA	5,889,822
		16,697,470
	Portugal - 0.2%
308,864	Galp Energia SGPS SA	6,145,661
	Romania - 0.1%
210,757	NEPI Rockcastle NV*	1,925,989
	Singapore - 1.3%
132,800	DBS Group Holdings Ltd.	6,172,856
206,000	iFAST Corp. Ltd.	1,708,270
754,400	Keppel DC REIT	1,351,812
664,700	Oversea-Chinese Banking Corp. Ltd.	11,093,537
2,432,900	Singapore Telecommunications Ltd.	8,779,583
388,400	Suntec Real Estate Investment Trust REIT	438,743
266,600	United Overseas Bank Ltd.	8,035,094
209,900	UOL Group Ltd.	1,792,666
		39,372,561
	South Africa - 0.7%
91,093	Gold Fields Ltd. ADR	4,565,581
495,898	Growthpoint Properties Ltd. REIT	543,366
147,783	Harmony Gold Mining Co. Ltd. ADR	3,153,689
101,199	Impala Platinum Holdings Ltd.	1,886,273
601,077	Momentum Group Ltd.	1,401,691
160,258	MTN Group Ltd.	1,779,597
53,925	Northam Platinum Holdings Ltd.	1,284,787
480,717	Sanlam Ltd.	3,005,644
401,575	Vodacom Group Ltd.	3,742,854
		21,363,482
	South Korea - 6.1%
31,258	GS Holdings Corp.	1,488,844
106,153	Hana Financial Group, Inc.	7,375,732
4,510	Hansol Chemical Co. Ltd.	878,110
12,071	HD Hyundai Co. Ltd.	1,958,976
5,376	HD Hyundai Heavy Industries Co. Ltd.	2,139,809
19,140	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	5,482,340
8,059	Hyundai Glovis Co. Ltd.	1,358,741
12,463	Hyundai Mobis Co. Ltd.	3,894,149
29,469	Hyundai Motor Co.	10,258,320
34,976	Hyundai Rotem Co. Ltd.	5,592,499
128,290	KB Financial Group, Inc.	12,007,839
2,796	KCC Corp.	945,577
50,596	Kia Corp.	5,383,573
67,141	Korea Electric Power Corp.*	2,708,003
23,200	Korea Investment Holdings Co. Ltd.	3,470,596
56,131	LG Electronics, Inc.	3,848,550
4,910	LG Innotek Co. Ltd.	833,725
127,451	LG Uplus Corp.	1,416,713
12,115	POSCO Holdings, Inc.	2,907,158
16,624	Samsung C&T Corp.	3,465,349
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	South Korea - 6.1% - (continued)
18,981	Samsung Electro-Mechanics Co. Ltd.	$3,650,401
660,257	Samsung Electronics Co. Ltd.	72,941,702
8,436	Samsung Fire & Marine Insurance Co. Ltd.	2,936,248
142,991	Samsung Heavy Industries Co. Ltd.*	2,914,323
93,843	Shinhan Financial Group Co. Ltd.	5,484,534
13,390	SK Hynix, Inc.	8,360,408
16,107	SK Square Co. Ltd.*	6,305,103
20,930	SK, Inc.	4,833,401
12,804	TLB Co. Ltd.*	522,546
163,164	Woori Financial Group, Inc.	3,413,205
		188,776,474
	Spain - 4.3%
538,109	Aena SME SA(2)	16,712,347
1,080,191	Banco Bilbao Vizcaya Argentaria SA	27,419,182
2,923,542	Banco Santander SA	37,327,967
601,397	CaixaBank SA	7,938,545
96,193	Endesa SA	3,544,954
1,103,319	Iberdrola SA	24,805,636
67,954	Indra Sistemas SA(1)	4,392,135
475,915	Repsol SA	9,376,045
56,920	Tecnicas Reunidas SA*	2,155,251
		133,672,062
	Sweden - 1.6%
156,688	Boliden AB*	10,972,342
312,922	Skandinaviska Enskilda Banken AB Class A	6,726,077
116,212	Skanska AB Class B	3,529,613
203,782	Swedbank AB Class A	7,923,097
68,105	Tele2 AB Class B	1,253,032
662,309	Telefonaktiebolaget LM Ericsson Class B	7,172,914
319,382	Telia Co. AB(1)	1,459,084
316,490	Volvo AB Class B(1)	11,500,422
		50,536,581
	Switzerland - 0.3%
13,360	Zurich Insurance Group AG	9,504,595
	Taiwan - 6.4%
268,000	Accton Technology Corp.	9,370,148
37,000	Asia Vital Components Co. Ltd.*	1,681,002
119,000	AURAS Technology Co. Ltd.	3,405,037
92,000	Bizlink Holding, Inc.	3,736,236
1,586,000	Cathay Financial Holding Co. Ltd.	3,778,616
116,000	Chenbro Micom Co. Ltd.	3,310,306
311,000	Compeq Manufacturing Co. Ltd.	1,658,182
118,000	Elite Material Co. Ltd.	6,400,614
37,000	Fositek Corp.	1,646,030
396,000	Gold Circuit Electronics Ltd.	8,647,464
2,138,000	Hon Hai Precision Industry Co. Ltd.	14,778,752
207,000	King Yuan Electronics Co. Ltd.	1,917,890
1,481,000	Lite-On Technology Corp.	7,612,604
289,000	MediaTek, Inc.	16,030,985
131,000	Nanya Technology Corp.*	1,326,078
152,000	Realtek Semiconductor Corp.	2,325,568
228,000	Sunonwealth Electric Machine Industry Co. Ltd.	1,025,415
1,410,000	Taiwan Semiconductor Manufacturing Co. Ltd.	77,967,224
480,000	Taiwan Union Technology Corp.	7,591,980
394,000	Tripod Technology Corp.	4,643,414
1,978,000	United Microelectronics Corp.	3,935,731
271,000	Winbond Electronics Corp.*	1,071,627
955,000	Wistron Corp.	3,908,238
18,000	Wiwynn Corp.	2,017,658
826,000	Yageo Corp.	7,211,292
		196,998,091
	Thailand - 0.4%
991,800	Advanced Info Service PCL NVDR	10,999,461

34

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Turkey - 0.1%
48,776	Eldorado Gold Corp.*(1)	$2,092,677
	United Kingdom - 9.3%
282,797	AG Barr PLC	2,467,696
154,550	AJ Bell PLC	978,723
32,621	AstraZeneca PLC	6,077,753
235,412	Balfour Beatty PLC	2,305,229
2,865,165	Barclays PLC	19,122,308
82,073	Bellway PLC	3,054,342
67,307	Berkeley Group Holdings PLC	3,802,766
700,909	Centrica PLC	1,835,338
881,000	CK Hutchison Holdings Ltd.	7,103,767
29,714	Coca-Cola Europacific Partners PLC	2,724,774
26,055	Computacenter PLC	1,192,480
48,563	Dunelm Group PLC	614,009
37,984	Hill & Smith PLC	1,160,677
3,037,213	HSBC Holdings PLC	53,565,202
209,968	IG Group Holdings PLC	3,895,336
175,360	IMI PLC	6,621,993
1,050,583	J Sainsbury PLC	4,603,352
55,142	Johnson Matthey PLC	1,783,174
953,420	Kingfisher PLC	4,393,733
10,111,123	Lloyds Banking Group PLC	15,097,970
2,491,897	Mitie Group PLC	5,714,805
259,133	MONY Group PLC	661,496
936,768	National Grid PLC	15,915,267
1,983,238	NatWest Group PLC	18,076,781
55,019	Next PLC*	9,989,187
276,954	Persimmon PLC	5,333,365
710,364	QinetiQ Group PLC	4,893,989
217,544	Reckitt Benckiser Group PLC	18,134,447
734,709	Rotork PLC	3,565,359
306,049	SigmaRoc PLC*	600,680
80,569	Smith & Nephew PLC	1,373,158
88,163	Smiths Group PLC	3,027,677
259,511	SSE PLC	8,625,485
404,485	Standard Chartered PLC	10,349,328
130,837	Subsea 7 SA	3,344,467
2,137,127	Taylor Wimpey PLC	3,124,395
1,178,695	Tesco PLC	6,858,591
299,908	Unilever PLC	20,402,557
301,790	United Utilities Group PLC	5,168,317
180,526	Volution Group PLC	1,585,886
		289,145,859
	United States - 7.3%
2,987	AP Moller - Maersk AS Class B	7,386,028
2,606,679	BP PLC	16,527,795
86,823	Buzzi SpA	4,942,102
997,996	GSK PLC	25,809,833
1,779,066	Haleon PLC	9,304,336
107,206	Holcim AG*	11,049,598
424,185	Nestle SA	40,478,495
52,816	Novartis AG	7,836,298
124,111	Roche Holding AG	56,438,182
107,705	Sanofi SA	10,159,128
765,564	Shell PLC	29,441,995
23,912	Swiss Re AG	3,820,750
168,790	Tenaris SA	3,749,322
		226,943,862
	Total Common Stocks (cost $2,192,946,548)	$3,039,272,974
PREFERRED STOCKS - 1.2%
	Brazil - 1.0%
1,903,400	Banco Bradesco SA (Preference Shares)(5)	$7,707,273
1,016,716	Itau Unibanco Holding SA (Preference Shares)(5)	8,790,191
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 1.2% - (continued)
	Brazil - 1.0% - (continued)
1,818,300	Itausa SA (Preference Shares)(5)		$4,719,582
1,413,600	Petroleo Brasileiro SA - Petrobras (Preference Shares)(5)		10,142,518
			31,359,564
	Germany - 0.2%
50,013	Volkswagen AG (Preference Shares)(5)		6,066,828
	Total Preferred Stocks (cost $31,774,247)		$37,426,392
	Total Long-Term Investments (cost $2,224,720,795)		$3,076,699,366
SHORT-TERM INVESTMENTS - 0.9%
	Securities Lending Collateral - 0.9%
28,371,491	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(6)		$28,371,491
	Total Short-Term Investments (cost $28,371,491)		$28,371,491
	Total Investments (cost $2,253,092,286)	100.3%	$3,105,070,857
	Other Assets and Liabilities	(0.3)%	(8,754,863)
	Net Assets	100.0%	$3,096,315,994
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2026, the aggregate value of these securities was
$42,493,083, representing 1.4% of net assets.

(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2026, the aggregate value of these securities was $5,838,668, representing 0.2% of net assets.

(4)	Investment valued using significant unobservable inputs.
(5)	Currently no rate available.
(6)	Current yield as of period end.

35

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Futures Contracts Outstanding at January 31, 2026
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	35	03/20/2026	$5,314,400	$51,349
Total futures contracts				$51,349
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$3,039,272,974	$368,172,390	$2,671,100,584	$—
Preferred Stocks	37,426,392	31,359,564	6,066,828	—
Short-Term Investments	28,371,491	28,371,491	—	—
Futures Contracts(2)	51,349	51,349	—	—
Total	$3,105,122,206	$427,954,794	$2,677,167,412	$—

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended January 31, 2026 is not presented.

36

Hartford Schroders International Stock Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2%
	Austria - 2.1%
1,568,724	Erste Group Bank AG	$203,948,083
	Brazil - 1.6%
71,054	MercadoLibre, Inc.*	152,609,071
	Canada - 3.0%
2,900,421	Kinross Gold Corp.	91,537,287
2,132,849	Toronto-Dominion Bank	199,336,367
		290,873,654
	China - 7.1%
3,968,836	Contemporary Amperex Technology Co. Ltd. Class A	200,255,835
11,303,100	Shenzhen Inovance Technology Co. Ltd. Class A	121,547,005
3,293,600	Tencent Holdings Ltd.	253,152,025
7,517,345	Tencent Music Entertainment Group ADR	126,141,049
		701,095,914
	Denmark - 1.4%
4,633,444	Vestas Wind Systems AS	140,446,098
	France - 3.6%
1,267,022	Legrand SA	202,289,969
237,475	LVMH Moet Hennessy Louis Vuitton SE	153,267,380
		355,557,349
	Germany - 5.9%
959,072	Beiersdorf AG	114,397,486
1,224,835	SAP SE	244,683,289
717,068	Siemens AG	216,791,252
		575,872,027
	India - 1.7%
5,113,414	HDFC Bank Ltd. ADR	165,572,345
	Indonesia - 1.0%
218,533,700	Bank Central Asia Tbk. PT	96,558,992
	Japan - 16.6%
521,700	Fast Retailing Co. Ltd.	199,045,672
1,349,200	Hoya Corp.	226,336,148
13,570,400	ITOCHU Corp.	173,736,025
356,900	Keyence Corp.	130,932,464
12,856,500	Mitsubishi UFJ Financial Group, Inc.	232,835,768
8,004,100	MS&AD Insurance Group Holdings, Inc.	203,924,948
2,020,700	Recruit Holdings Co. Ltd.	106,437,871
928,100	Shimano, Inc.	105,791,774
2,896,300	SoftBank Group Corp.	79,090,386
7,721,100	Sony Group Corp.	170,234,094
		1,628,365,150
	Netherlands - 4.8%
325,462	ASML Holding NV	466,681,657
	Norway - 1.4%
4,847,381	DNB Bank ASA	138,990,591
	Singapore - 2.8%
925,116	Sea Ltd. ADR*	107,766,763
45,305,700	Singapore Telecommunications Ltd.	163,494,242
		271,261,005
	South Korea - 2.1%
1,892,567	Samsung Electronics Co. Ltd.	209,080,795
	Spain - 1.6%
9,484,849	Bankinter SA	161,906,110
	Sweden - 2.0%
12,767,834	Svenska Handelsbanken AB Class A	201,285,569
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.2% - (continued)
	Switzerland - 6.4%
15,113	Chocoladefabriken Lindt & Spruengli AG(1)		$217,196,117
1,138,101	Cie Financiere Richemont SA Class A		220,916,256
275,442	Lonza Group AG		187,149,077
			625,261,450
	Taiwan - 6.7%
11,884,000	Taiwan Semiconductor Manufacturing Co. Ltd.		657,136,514
	United Kingdom - 16.6%
1,351,506	AstraZeneca PLC		251,804,653
2,099,206	Bunzl PLC		58,868,173
12,536,973	HSBC Holdings PLC		221,163,809
108,524,396	Lloyds Banking Group PLC		162,049,072
1,800,090	London Stock Exchange Group PLC		200,785,756
2,513,459	Reckitt Benckiser Group PLC		209,521,696
3,917,200	RELX PLC		138,872,640
11,930,017	Sage Group PLC		156,440,709
3,330,496	Unilever PLC		226,571,591
			1,626,078,099
	United States - 9.8%
809,606	ARM Holdings PLC ADR*		85,300,088
39,090,605	Haleon PLC		204,439,927
1,620,657	Liberty Media Corp.-Liberty Formula One Class C*		141,029,572
765,639	Roche Holding AG		348,166,344
641,706	Schneider Electric SE		183,978,288
			962,914,219
	Total Common Stocks (cost $7,182,731,831)		$9,631,494,692
	Total Investments (cost $7,182,731,831)	98.2%	$9,631,494,692
	Other Assets and Liabilities	1.8%	180,241,262
	Net Assets	100.0%	$9,811,735,954
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.

37

Hartford Schroders International Stock Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$9,631,494,692	$1,278,814,238	$8,352,680,454	$—
Total	$9,631,494,692	$1,278,814,238	$8,352,680,454	$—

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.

38

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 84.0%
	Alabama - 6.1%
$ 11,270,000	Alabama Housing Finance Auth, AL, Rev, (FHLMC), (FNMA), (GNMA) 5.50%, 04/01/2056	$12,350,582
	Black Belt Energy Gas Dist, AL, Rev
2,665,000	5.00%, 12/01/2035	2,876,329
5,775,000	5.25%, 12/01/2053(1)	6,226,788
2,975,000	Energy Southeast A Cooperative Dist, AL, Rev 5.25%, 07/01/2054(1)	3,227,753
	Southeast Energy Auth A Cooperative Dist, AL, Rev
11,970,000	5.00%, 10/01/2030	12,995,909
7,035,000	5.00%, 05/01/2055(1)	7,522,092
2,330,000	Town of Pike Road, AL, GO 5.00%, 03/01/2052	2,390,274
		47,589,727
	Arizona - 0.1%
1,095,000	Industrial Dev Auth of the City of Tucson, AZ, Rev, (FNMA) 4.63%, 06/01/2044	1,108,393
	Arkansas - 1.4%
	Arkansas Dev Finance Auth, AR, Rev,
3,415,000	(FHLMC), (FNMA), (GNMA) 5.00%, 01/01/2055	3,645,453
6,870,000	(FHLMC), (FNMA), (GNMA) 5.50%, 01/01/2056	7,541,444
		11,186,897
	California - 2.3%
1,365,000	California Community Choice Financing Auth, CA, Rev 5.00%, 02/01/2054(1)	1,458,017
9,015,000	California Infrastructure & Economic Dev Bank, CA, Rev 5.25%, 07/01/2054	9,120,150
7,665,000	Golden State Tobacco Securitization Corp., CA, Rev, (ST APPROP) 3.00%, 06/01/2046	6,994,173
175,000	Washington Township Health Care Dist, CA, GO, (AG) 4.50%, 08/01/2053	174,102
		17,746,442
	Colorado - 1.8%
1,945,000	City & County of Denver Airport System, CO, Rev 5.25%, 11/15/2053	2,040,385
11,715,000	City of Colorado Springs Utilities System, CO, Rev 4.00%, 11/15/2051	10,708,032
1,375,000	Colorado Housing & Finance Auth, CO, Rev, (FHLMC), (FNMA), (GNMA) 3.50%, 05/01/2050	1,376,328
		14,124,745
	Connecticut - 0.5%
580,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.25%, 05/15/2042	585,906
3,215,000	Waterbury Housing Auth, CT, Rev, (HUD), (FHLMC) 4.50%, 02/01/2042	3,277,505
		3,863,411
	District of Columbia - 0.5%
4,230,000	Dist of Columbia Water & Sewer Auth, DC, Rev 4.00%, 10/01/2047	3,944,982
	Florida - 4.4%
11,440,000	County of Broward Convention Center Hotel, FL, Rev 4.00%, 01/01/2051	10,531,522
2,110,000	County of Miami-Dade Water & Sewer System, FL, Rev 4.00%, 10/01/2051	1,937,226
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 84.0% - (continued)
	Florida - 4.4% - (continued)
$ 2,160,000	Florida Dev Finance Corp., FL, Rev 5.25%, 08/01/2055	$2,182,864
	Florida Housing Finance Corp., FL, Rev,
130,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2051	128,999
1,315,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2052	1,301,596
4,035,000	3.15%, 01/01/2044(1)	4,051,615
1,170,000	(FHLMC), (FNMA), (GNMA) 3.50%, 07/01/2051	1,175,380
125,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2049	125,540
5,385,000	Miami-Dade County Housing Finance Auth, FL, Rev, (FNMA), (HUD) 4.88%, 03/01/2046	5,403,967
7,695,000	Orange County Health Facs Auth, FL, Rev 5.25%, 10/01/2056	7,967,020
		34,805,729
	Georgia - 5.1%
	Main Street Natural Gas, Inc., GA, Rev
1,520,000	4.00%, 05/01/2052(1)	1,548,728
11,385,000	5.00%, 12/01/2053(1)	12,195,353
6,650,000	5.00%, 05/01/2054(1)	7,189,064
14,280,000	5.00%, 05/01/2055(1)	15,380,043
3,280,000	5.00%, 06/01/2055(1)	3,541,861
		39,855,049
	Hawaii - 0.1%
1,130,000	State of Hawaii Airports System, HI, Rev 5.00%, 07/01/2049	1,198,356
	Idaho - 1.0%
8,600,000	Idaho Housing & Finance Association, ID, Rev 4.00%, 08/15/2050	8,015,127
	Illinois - 1.6%
6,820,000	Chicago O'Hare International Airport, IL, Rev 5.50%, 01/01/2059	7,225,084
	Illinois Housing Dev Auth, IL, Rev
210,000	2.80%, 04/01/2029(1)(2)	210,053
2,540,000	(FHLMC), (FNMA), (GNMA) 3.00%, 04/01/2051	2,514,601
1,625,000	(FHLMC), (FNMA), (GNMA) 3.00%, 10/01/2051	1,608,771
800,000	3.15%, 08/01/2029(1)	803,899
375,000	(FHLMC), (FNMA), (GNMA) 4.50%, 10/01/2048	379,955
90,000	Metropolitan Pier & Exposition Auth, IL, Rev, (NPFG) 0.00%, 06/15/2028(3)	83,909
		12,826,272
	Indiana - 0.7%
	Indiana Housing & Community Dev Auth, IN, Rev,
660,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2050	653,895
165,000	(GNMA) 4.00%, 07/01/2048	166,211
4,255,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2053	4,327,787
		5,147,893
	Iowa - 0.8%
	Iowa Finance Auth, IA, Rev,
3,730,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2052	3,683,920
635,000	(FHLMC), (FNMA), (GNMA) 3.25%, 07/01/2050	633,312

39

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 84.0% - (continued)
	Iowa - 0.8% - (continued)
$ 135,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2048	$135,933
1,630,000	(FHLMC), (FNMA), (GNMA) 5.25%, 07/01/2053	1,716,222
		6,169,387
	Kentucky - 1.7%
	Kentucky Public Energy Auth, KY, Rev
9,780,000	5.00%, 01/01/2055(1)	10,536,639
2,415,000	5.25%, 06/01/2055(1)	2,569,711
		13,106,350
	Louisiana - 2.5%
155,000	Louisiana Housing Corp., LA, Rev 4.50%, 12/01/2047	156,678
12,250,000	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev 2.50%, 04/01/2036	10,756,745
8,135,000	Louisiana Stadium & Exposition Dist, LA, Rev 5.25%, 07/01/2053	8,390,453
		19,303,876
	Maryland - 1.0%
7,730,000	Maryland Community Dev Administration, MD, Rev, (FNMA) 4.35%, 02/01/2044	7,576,943
	Massachusetts - 0.1%
685,000	Commonwealth of Massachusetts, MA, GO 3.00%, 02/01/2048	526,715
	Michigan - 2.1%
	Cedar Springs Public School Dist, MI, GO,
1,325,000	(Q-SBLF) 4.50%, 05/01/2049	1,317,090
1,000,000	(Q-SBLF) 5.00%, 05/01/2051	1,039,652
5,225,000	Ferndale Public Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2053	5,422,927
	Grosse Ile Township School Dist, MI, GO,
2,610,000	(Q-SBLF) 5.00%, 05/01/2049	2,700,132
4,165,000	(Q-SBLF) 5.00%, 05/01/2052	4,286,306
2,080,000	Southfield Public Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2053	2,134,101
		16,900,208
	Minnesota - 0.7%
5,620,000	Minnesota Housing Finance Agency, MN, Rev, (FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2051	5,582,991
	Mississippi - 0.7%
	Mississippi Home Corp., MS, Rev,
590,000	(FHLMC), (FNMA), (GNMA) 3.25%, 12/01/2050	589,574
4,485,000	(FNMA), (HUD) 4.55%, 04/01/2042	4,592,291
		5,181,865
	Missouri - 2.9%
5,545,000	Health & Educational Facs Auth of the State of Missouri, MO, Rev 4.25%, 04/01/2055	5,134,385
	Missouri Housing Dev Commission, MO, Rev,
1,850,000	(FHLMC), (FNMA), (GNMA) 3.00%, 05/01/2052	1,832,312
1,045,000	(FHLMC), (FNMA), (GNMA) 3.25%, 05/01/2051	1,040,955
615,000	(FHLMC), (FNMA), (GNMA) 3.50%, 11/01/2050	615,712
565,000	(FHLMC), (FNMA), (GNMA) 4.25%, 05/01/2049	570,305
485,000	(FHLMC), (FNMA), (GNMA) 4.75%, 05/01/2049	492,986
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 84.0% - (continued)
	Missouri - 2.9% - (continued)
$ 5,885,000	Missouri Joint Municipal Electric Utility Commission, MO, Rev 5.25%, 01/01/2056	$6,133,975
2,505,000	St. Charles County Francis Howell R-III School Dist, MO, GO 2.00%, 03/01/2037	2,067,528
4,381,417	St. Charles County Industrial Dev Auth, MO, Rev, (FNMA), (HUD) 4.65%, 04/01/2043	4,524,455
		22,412,613
	Nebraska - 0.2%
1,845,000	Nebraska Investment Finance Auth, NE, Rev, (FHLMC), (FNMA), (GNMA) 3.00%, 09/01/2050	1,829,545
	Nevada - 0.6%
	Nevada Housing Division, NV, Rev,
490,000	(FHLMC), (FNMA), (GNMA) 3.00%, 04/01/2051	485,187
460,000	(FHLMC), (FNMA), (GNMA) 4.00%, 10/01/2049	464,508
3,430,000	Reno-Tahoe Airport Auth, NV, Rev 5.25%, 07/01/2054	3,577,872
		4,527,567
	New Jersey - 0.6%
4,660,000	New Jersey Housing & Mortgage Finance Agency, NJ, Rev, (FNMA) 4.55%, 05/01/2041	4,889,949
	New Mexico - 3.4%
	New Mexico Mortgage Finance Auth, NM, Rev,
1,995,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2051	1,975,783
6,375,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2052	6,303,984
315,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2050	318,516
9,455,000	(FHLMC), (FNMA), (GNMA) 4.25%, 03/01/2053	9,713,406
7,945,000	(FHLMC), (FNMA), (GNMA) 5.50%, 09/01/2055	8,674,248
		26,985,937
	New York - 6.0%
8,185,000	City of New York, NY, GO 4.00%, 04/01/2050	7,420,162
1,105,000	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev 4.38%, 05/01/2053	1,067,121
6,075,000	New York State Dormitory Auth, NY, Rev 3.00%, 03/15/2038	5,666,608
8,325,000	New York State Housing Finance Agency, NY, Rev, (FHLMC) 3.57%, 05/01/2042(1)	8,507,956
	Triborough Bridge & Tunnel Auth Sales Tax, NY, Rev
11,095,000	5.00%, 05/15/2053	11,410,008
7,180,000	5.25%, 05/15/2064	7,475,626
6,030,000	Triborough Bridge & Tunnel Auth, NY, Rev 4.13%, 05/15/2052	5,531,756
		47,079,237
	North Carolina - 0.7%
	Raleigh Housing Auth, NC, Rev
345,000	4.40%, 12/01/2043	347,468
4,890,000	(FNMA) 4.50%, 02/01/2043	4,969,361
		5,316,829
	Ohio - 2.3%
2,395,000	Columbus-Franklin County Finance Auth, OH, Rev, (FNMA) 4.82%, 11/01/2043	2,530,780
	Ohio Housing Finance Agency, OH, Rev
2,310,000	3.00%, 03/01/2052	2,285,918
3,320,000	3.15%, 01/01/2044(1)	3,340,823

40

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 84.0% - (continued)
	Ohio - 2.3% - (continued)
$ 1,650,000	(FHLMC), (FNMA), (GNMA) 3.25%, 03/01/2050	$1,645,005
2,405,000	(FHLMC), (FNMA), (GNMA) 4.50%, 09/01/2048	2,431,737
1,165,000	(FNMA), (HUD) 4.55%, 04/01/2041	1,223,906
2,130,000	(FHLMC), (FNMA), (GNMA) 5.00%, 03/01/2052	2,219,242
1,395,000	Ohio Turnpike & Infrastructure Commission, OH, Rev 0.00%, 02/15/2041(3)	787,257
1,555,000	Pickerington Local School Dist, OH, GO 5.00%, 12/01/2053	1,592,925
		18,057,593
	Rhode Island - 0.7%
	Rhode Island Health & Educational Building Corp., RI, Rev,
3,160,000	(ST AID WITHHLDG) 4.13%, 05/15/2054	2,952,190
2,915,000	5.25%, 05/15/2054	2,932,929
		5,885,119
	South Carolina - 1.0%
6,195,000	South Carolina Jobs-Economic Dev Auth, SC, Rev 5.25%, 11/01/2054	6,534,122
1,210,000	South Carolina Public Service Auth, SC, Rev, (AG) 5.00%, 12/01/2055	1,248,436
250,000	Tobacco Settlement Management Auth, SC, Rev 6.38%, 05/15/2030	284,711
		8,067,269
	Tennessee - 4.4%
3,460,000	Chattanooga Health Educational & Housing Facility Board, TN, Rev 5.25%, 12/01/2054	3,539,164
10,260,000	Cleveland Health & Educational Facs Board, TN, Rev 5.25%, 08/15/2054	10,760,668
3,515,000	County of Putnam, TN, GO 2.00%, 04/01/2037	2,901,893
1,195,000	Knox County Health Educational & Housing Facility Board, TN, Rev, (FNMA) 4.63%, 12/01/2043	1,231,626
5,655,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev, (FNMA) 4.60%, 12/01/2044	5,710,536
1,745,000	Metropolitan Nashville Airport Auth, TN, Rev 5.00%, 07/01/2052	1,783,827
7,910,000	Tennergy Corp., TN, Rev 4.00%, 12/01/2051(1)	8,057,686
325,000	Tennessee Housing Dev Agency, TN, Rev 4.50%, 07/01/2049	329,694
		34,315,094
	Texas - 20.3%
2,600,000	Alvarado Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2052	2,376,376
	Arlington Higher Education Finance Corp., TX, Rev,
4,530,000	(PSF-GTD) 4.25%, 12/01/2048	4,311,452
1,655,000	(PSF-GTD) 4.25%, 12/01/2053	1,543,297
3,605,000	(PSF-GTD) 4.38%, 08/15/2052	3,447,750
1,245,000	(PSF-GTD) 5.00%, 08/15/2048	1,288,818
9,510,000	Azle Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	8,660,173
	Bexar County Hospital Dist, TX, GO
3,975,000	4.25%, 02/15/2052	3,692,633
8,700,000	4.25%, 02/15/2053	8,043,088
5,975,000	Bullard Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2052	5,486,688
710,000	Chapel Hill Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2048	739,304
2,130,000	City of Dallas Housing Finance Corp., TX, Rev 4.63%, 10/01/2043	2,196,793
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 84.0% - (continued)
	Texas - 20.3% - (continued)
$ 745,000	Cleburne Independent School Dist, TX, GO, (PSF-GTD) 3.00%, 02/15/2046	$586,902
	Clifton Higher Education Finance Corp., TX, Rev,
3,375,000	(PSF-GTD) 4.25%, 04/01/2053	3,158,177
3,960,000	(PSF-GTD) 4.25%, 08/15/2053	3,701,806
4,515,000	College of the Mainland, TX, GO 4.00%, 08/15/2049	4,067,550
8,130,000	Columbia-Brazoria Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/01/2053	7,394,524
4,010,000	Community Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2053	4,110,693
320,000	Crandall Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2052	293,354
4,315,000	Dallas Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	3,949,019
2,340,000	Donna Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 02/15/2053	2,173,022
6,715,000	Forney Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2053	6,125,340
	Georgetown Independent School Dist, TX, GO,
4,460,000	(PSF-GTD) 2.50%, 08/15/2037	3,981,429
2,395,000	(PSF-GTD) 5.00%, 02/15/2054	2,475,232
1,075,000	Hitchcock Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2048	987,494
6,780,000	Katy Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	6,195,094
3,270,000	Kaufman Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2054	3,363,989
	Lamar Consolidated Independent School Dist, TX, GO,
1,900,000	(PSF-GTD) 3.00%, 02/15/2051	1,408,426
5,645,000	(PSF-GTD) 4.00%, 02/15/2048	5,127,142
4,115,000	Lockhart Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 08/01/2053	3,834,340
385,000	McGregor Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2049	401,321
3,685,000	Montgomery Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	3,361,754
2,250,000	Navarro Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	2,045,627
690,000	New Caney Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	627,326
400,000	Newark Higher Education Finance Corp., TX, Rev, (PSF-GTD) 5.00%, 08/15/2052	407,284
3,950,000	Permanent University Fund - University of Texas System, TX, Rev 4.13%, 07/01/2052	3,732,896
1,500,000	Pewitt Consolidated Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	1,370,596
4,650,000	Prosper Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	4,208,611
1,745,000	Splendora Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2054	1,798,327
2,590,000	Texas City Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2053	2,362,566
	Texas Department of Housing & Community Affairs, TX, Rev,
1,445,000	(GNMA) 3.00%, 01/01/2052	1,429,411
1,155,000	(GNMA) 3.50%, 03/01/2051	1,157,133
635,000	(GNMA) 4.00%, 03/01/2050	646,553
340,000	(GNMA) 4.75%, 03/01/2049	343,690
10,305,000	(GNMA) 5.75%, 01/01/2056	11,451,245
9,265,000	Texas Municipal Gas Acquisition & Supply Corp. V, TX, Rev 5.00%, 01/01/2055(1)	10,024,346

41

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 84.0% - (continued)
	Texas - 20.3% - (continued)
$ 2,370,000	Texas Water Dev Board, TX, Rev 4.80%, 10/15/2052	$2,397,501
	White Settlement Independent School Dist, TX, GO,
4,985,000	(PSF-GTD) 4.00%, 08/15/2052	4,534,113
2,125,000	(PSF-GTD) 4.13%, 08/15/2052	1,973,296
		158,993,501
	Virginia - 4.9%
	FHLMC Multifamily VRD Certificates, VA, Rev
23,776,288	4.53%, 11/25/2042(1)	23,164,736
12,951,405	(FHLMC) 4.76%, 08/25/2041(1)	13,281,151
2,255,000	Hampton Roads Transportation Accountability Commission, VA, Rev 4.00%, 07/01/2052	2,036,602
		38,482,489
	Washington - 0.1%
	Washington State Housing Finance Commission, WA, Rev
595,000	4.00%, 12/01/2048	599,966
420,000	(FHLMC), (FNMA), (GNMA) 4.00%, 06/01/2050	425,870
		1,025,836
	Wisconsin - 0.7%
5,456,541	Public Finance Auth, WI, Rev, (FHLMC) 4.10%, 09/25/2039	5,476,747
	Wyoming - 0.0%
245,000	Wyoming Community Dev Auth, WY, Rev 4.00%, 06/01/2043	246,840
	Total Municipal Bonds (cost $668,415,924)	$659,353,523
U.S. GOVERNMENT AGENCIES - 4.6%
	Mortgage-Backed Agencies - 4.6%
	Federal Home Loan Mortgage Corp. - 4.6%
11,266,207	4.05%, 08/01/2040	$10,951,816
25,607,450	4.70%, 04/25/2042(1)(4)	25,632,950
	Total U.S. Government Agencies (cost $37,057,226)	$36,584,766
U.S. GOVERNMENT SECURITIES - 0.3%
	U.S. Treasury Securities - 0.3%
	U.S. Treasury Notes - 0.3%
2,202,000	4.00%, 11/15/2035	$2,156,928
	Total U.S. Government Securities (cost $2,162,735)	$2,156,928
	Total Long-Term Investments (cost $707,635,885)	$698,095,217
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 10.0%
	U.S. Treasury Securities - 10.0%
	U.S. Treasury Bills - 10.0%
$ 78,851,000	3.60%, 04/16/2026(5)		$78,277,012
	Total Short-Term Investments (cost $78,267,880)		$78,277,012
	Total Investments (cost $785,903,765)	98.9%	$776,372,229
	Other Assets and Liabilities	1.1%	8,319,948
	Net Assets	100.0%	$784,692,177
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Variable or floating rate securities. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions;
these securities do not indicate a reference rate and spread in the description. For fixed to variable securities, the rate remains fixed until designated date stated in security description.

(2)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $210,000 at January 31, 2026.
(3)	Security is a zero-coupon bond.
(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At January 31, 2026, the aggregate value of this security was
$25,632,950, representing 3.3% of net assets.

(5)	The rate shown represents current yield to maturity.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$659,353,523	$—	$659,353,523	$—
U.S. Government Agencies	36,584,766	—	36,584,766	—
U.S. Government Securities	2,156,928	—	2,156,928	—
Short-Term Investments	78,277,012	—	78,277,012	—
Total	$776,372,229	$—	$776,372,229	$—

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.

42

Hartford Schroders US MidCap Opportunities Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9%
	Banks - 2.9%
116,243	East West Bancorp, Inc.	$13,302,849
110,510	UMB Financial Corp.	14,050,241
		27,353,090
	Capital Goods - 15.7%
113,085	Advanced Drainage Systems, Inc.	17,193,443
105,971	BWX Technologies, Inc.	21,769,623
92,749	Dover Corp.	18,687,996
224,565	Hexcel Corp.	18,596,228
34,508	Hubbell, Inc.	16,837,833
76,161	IDEX Corp.	15,121,767
180,670	Masco Corp.	11,940,480
96,281	Regal Rexnord Corp.	15,549,381
36,238	Trane Technologies PLC	15,240,978
		150,937,729
	Commercial & Professional Services - 9.3%
255,171	ExlService Holdings, Inc.*	9,989,945
70,799	Leidos Holdings, Inc.	13,330,036
855,316	Rentokil Initial PLC ADR(1)	26,951,007
129,945	Veralto Corp.	12,861,956
58,872	Verisk Analytics, Inc.	12,802,305
77,652	Waste Connections, Inc.	13,014,475
		88,949,724
	Consumer Discretionary Distribution & Retail - 2.9%
57,615	Burlington Stores, Inc.*	17,045,974
205,746	Tractor Supply Co.	10,468,356
		27,514,330
	Consumer Durables & Apparel - 1.9%
52,263	Ralph Lauren Corp.	18,470,267
	Consumer Services - 5.8%
603,904	Aramark	23,244,265
138,223	Churchill Downs, Inc.	13,595,614
42,856	Flutter Entertainment PLC*	7,077,669
76,606	Hyatt Hotels Corp. Class A(1)	11,978,880
		55,896,428
	Energy - 5.1%
88,783	Diamondback Energy, Inc.	14,555,973
156,926	EQT Corp.	9,059,338
286,728	TechnipFMC PLC	15,976,484
53,078	Valero Energy Corp.	9,629,942
		49,221,737
	Equity Real Estate Investment Trusts (REITs) - 4.9%
221,093	American Homes 4 Rent Class A, REIT	6,924,633
458,345	Brixmor Property Group, Inc. REIT	12,279,063
99,450	Lamar Advertising Co. Class A, REIT	12,760,429
193,318	Ventas, Inc. REIT	15,015,009
		46,979,134
	Financial Services - 4.2%
41,429	Evercore, Inc. Class A	14,635,623
49,250	Morningstar, Inc.	9,952,932
96,732	Raymond James Financial, Inc.	16,043,970
		40,632,525
	Food, Beverage & Tobacco - 2.2%
63,416	Hershey Co.	12,350,266
147,535	McCormick & Co., Inc.	9,122,089
		21,472,355
	Health Care Equipment & Services - 2.4%
108,859	Masimo Corp.*	14,949,607
74,298	Teleflex, Inc.	7,754,482
		22,704,089
	Household & Personal Products - 2.1%
176,761	Estee Lauder Cos., Inc. Class A	20,377,008
Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.9% - (continued)
	Insurance - 4.6%
41,983	Arthur J Gallagher & Co.		$10,469,301
80,968	Assurant, Inc.		19,280,910
72,958	Reinsurance Group of America, Inc. Class A		14,792,234
			44,542,445
	Media & Entertainment - 2.4%
343,051	Match Group, Inc.		10,686,039
54,054	Take-Two Interactive Software, Inc.*		11,908,096
			22,594,135
	Pharmaceuticals, Biotechnology & Life Sciences - 4.7%
236,024	Bio-Techne Corp.		15,126,778
11,003	Mettler-Toledo International, Inc.*		15,109,760
62,911	West Pharmaceutical Services, Inc.		14,539,990
			44,776,528
	Semiconductors & Semiconductor Equipment - 3.5%
155,295	Entegris, Inc.		18,335,681
193,844	Marvell Technology, Inc.		15,298,168
			33,633,849
	Software & Services - 6.4%
213,274	Dynatrace, Inc.*		8,123,607
87,081	EPAM Systems, Inc.*		18,165,096
80,051	PTC, Inc.*		12,498,363
100,588	Twilio, Inc. Class A*		12,116,830
42,230	VeriSign, Inc.		10,313,833
			61,217,729
	Technology Hardware & Equipment - 10.3%
67,217	Ciena Corp.*		16,925,913
87,331	Coherent Corp.*		18,529,892
72,697	Keysight Technologies, Inc.*		15,726,542
150,119	Pure Storage, Inc. Class A*		10,439,275
13,868	Sandisk Corp.*		7,991,435
27,903	Teledyne Technologies, Inc.*		17,308,231
50,888	Zebra Technologies Corp. Class A*		11,957,662
			98,878,950
	Transportation - 1.3%
64,964	CH Robinson Worldwide, Inc.		12,664,732
	Utilities - 4.3%
234,999	Alliant Energy Corp.		15,488,784
135,781	Ameren Corp.		14,023,462
169,454	CMS Energy Corp.		12,114,266
			41,626,512
	Total Common Stocks (cost $678,300,001)		$930,443,296
SHORT-TERM INVESTMENTS - 2.3%
	Securities Lending Collateral - 2.3%
22,345,197	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(2)		$22,345,197
	Total Short-Term Investments (cost $22,345,197)		$22,345,197
	Total Investments (cost $700,645,198)	99.2%	$952,788,493
	Other Assets and Liabilities	0.8%	7,936,113
	Net Assets	100.0%	$960,724,606
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.

43

Hartford Schroders US MidCap Opportunities Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$930,443,296	$930,443,296	$—	$—
Short-Term Investments	22,345,197	22,345,197	—	—
Total	$952,788,493	$952,788,493	$—	$—

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.

44

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments
January 31, 2026 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2%
	Automobiles & Components - 1.6%
22,657	Patrick Industries, Inc.	$2,858,634
	Banks - 10.9%
37,533	FB Financial Corp.	2,159,274
81,662	First BanCorp	1,806,363
64,213	First Bancorp/Southern Pines NC	3,719,859
30,782	QCR Holdings, Inc.	2,778,383
87,233	Seacoast Banking Corp. of Florida	2,917,072
21,751	Southstate Bank Corp.	2,225,780
37,483	TriCo Bancshares	1,867,403
54,517	United Community Banks, Inc.	1,877,020
		19,351,154
	Capital Goods - 20.9%
11,428	Enpro, Inc.	2,728,778
19,984	Esab Corp.	2,420,062
12,433	ESCO Technologies, Inc.	2,836,838
145,188	Hayward Holdings, Inc.*	2,343,334
42,195	Helios Technologies, Inc.	2,733,392
43,105	Hexcel Corp.	3,569,525
94,381	Kornit Digital Ltd.*	1,222,234
28,872	McGrath RentCorp	3,224,714
14,117	Modine Manufacturing Co.*	2,606,845
12,674	Moog, Inc. Class A	3,870,006
16,026	Primoris Services Corp.	2,375,855
12,276	Simpson Manufacturing Co., Inc.	2,170,151
37,779	V2X, Inc.*	2,600,329
69,778	WillScot Holdings Corp.	1,397,653
25,377	York Space Systems, Inc.*	861,549
		36,961,265
	Commercial & Professional Services - 5.2%
123,433	ACV Auctions, Inc. Class A*	964,012
10,534	Casella Waste Systems, Inc. Class A*	1,062,670
47,787	Interface, Inc.	1,503,857
13,700	MSA Safety, Inc.	2,426,955
27,038	UL Solutions, Inc. Class A	1,898,879
70,488	Verra Mobility Corp.*	1,360,418
		9,216,791
	Consumer Discretionary Distribution & Retail - 0.9%
4,437	Group 1 Automotive, Inc.	1,571,852
	Consumer Durables & Apparel - 3.6%
5,958	Cavco Industries, Inc.*	2,931,455
45,412	Malibu Boats, Inc. Class A*	1,475,890
33,446	Oxford Industries, Inc.(1)	1,232,485
52,924	Sonos, Inc.*	759,460
		6,399,290
	Consumer Services - 2.1%
23,387	Churchill Downs, Inc.	2,300,345
91,585	McGraw Hill, Inc.*	1,350,879
		3,651,224
	Consumer Staples Distribution & Retail - 1.2%
34,499	Chefs' Warehouse, Inc.*	2,169,987
	Energy - 3.7%
27,686	Cactus, Inc. Class A	1,556,784
66,547	Flowco Holdings, Inc. Class A	1,390,832
7,606	Gulfport Energy Corp.*	1,552,917
126,180	Permian Resources Corp.	2,035,283
		6,535,816
	Equity Real Estate Investment Trusts (REITs) - 2.9%
106,606	Douglas Emmett, Inc. REIT	1,125,759
50,995	Smartstop Self Storage, Inc. REIT(1)	1,603,283
38,724	Terreno Realty Corp. REIT	2,383,075
		5,112,117
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.2% - (continued)
	Financial Services - 4.4%
11,923	Bread Financial Holdings, Inc.	$864,894
12,506	Houlihan Lokey, Inc.	2,105,010
135,940	Perella Weinberg Partners	3,032,821
10,253	PJT Partners, Inc. Class A	1,774,077
		7,776,802
	Health Care Equipment & Services - 8.3%
31,224	Castle Biosciences, Inc.*	1,229,913
32,664	ICU Medical, Inc.*	4,896,334
6,993	iRhythm Holdings, Inc.*	1,080,488
66,034	Kestra Medical Technologies Ltd.*(1)	1,629,059
176,141	NeoGenomics, Inc.*	2,124,261
83,705	Phreesia, Inc.*	1,124,158
31,776	U.S. Physical Therapy, Inc.	2,665,053
		14,749,266
	Household & Personal Products - 0.7%
14,837	elf Beauty, Inc.*	1,260,997
	Insurance - 2.7%
18,234	Axis Capital Holdings Ltd.	1,881,384
40,719	Bowhead Specialty Holdings, Inc.*	1,000,059
9,216	Reinsurance Group of America, Inc. Class A	1,868,544
		4,749,987
	Materials - 4.5%
16,965	Balchem Corp.	2,886,934
47,556	Element Solutions, Inc.	1,383,880
9,290	Hawkins, Inc.	1,210,022
18,649	Materion Corp.	2,578,784
		8,059,620
	Pharmaceuticals, Biotechnology & Life Sciences - 2.4%
53,278	Azenta, Inc.*	2,071,449
14,266	Repligen Corp.*	2,130,912
		4,202,361
	Semiconductors & Semiconductor Equipment - 3.3%
13,937	MACOM Technology Solutions Holdings, Inc.*	3,053,039
34,625	Semtech Corp.*	2,761,344
		5,814,383
	Software & Services - 5.9%
43,641	ASGN, Inc.*	2,273,260
48,188	Bitdeer Technologies Group Class A*(1)	628,372
71,335	Box, Inc. Class A*	1,808,342
202,860	CCC Intelligent Solutions Holdings, Inc.*	1,537,679
18,010	Commvault Systems, Inc.*	1,543,457
105,710	LiveRamp Holdings, Inc.*	2,574,038
		10,365,148
	Technology Hardware & Equipment - 8.6%
9,494	Ciena Corp.*	2,390,684
5,646	Lumentum Holdings, Inc.*	2,212,329
110,525	Mirion Technologies, Inc.*	2,745,441
24,467	Novanta, Inc.*	3,291,790
189,596	Viavi Solutions, Inc.*	4,637,518
		15,277,762
	Telecommunication Services - 0.6%
49,609	Iridium Communications, Inc.	988,211
	Transportation - 1.2%
17,602	Kirby Corp.*	2,071,051
	Utilities - 2.6%
12,438	Chesapeake Utilities Corp.	1,600,522

45

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments – (continued)
January 31, 2026 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.2% - (continued)
	Utilities - 2.6% - (continued)
25,511	H2O America		$1,327,592
13,146	IDACORP, Inc.(1)		1,745,657
			4,673,771
	Total Common Stocks (cost $117,908,247)		$173,817,489
SHORT-TERM INVESTMENTS - 0.7%
	Securities Lending Collateral - 0.7%
1,252,370	State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(2)		$1,252,370
	Total Short-Term Investments (cost $1,252,370)		$1,252,370
	Total Investments (cost $119,160,617)	98.9%	$175,069,859
	Other Assets and Liabilities	1.1%	1,916,502
	Net Assets	100.0%	$176,986,361
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent Financial Statements and Other Information.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$173,817,489	$173,817,489	$—	$—
Short-Term Investments	1,252,370	1,252,370	—	—
Total	$175,069,859	$175,069,859	$—	$—

(1)	For the period ended January 31, 2026, there were no transfers in and out of Level 3.

46

The Hartford Mutual Funds II, Inc. (the "Company")
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CBK	Citibank NA
GSC	Goldman Sachs & Co.
HSBC	Hongkong and Shanghai Banking Corporation
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
UBS	UBS AG
Currency Abbreviations:
ARS	Argentine Peso
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
DKK	Denmark Krone
EGP	Egypt Pound
EUR	Euro Member Countries
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
INR	Indian Rupee
JPY	Japan Yen
MXN	Mexican Peso
MYR	Malaysia Ringgit
NGN	Nigeria Naira
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Poland Zloty
PYG	Paraguay Guarani
RON	Romania New Leu
SEK	Sweden Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Currency
USD	United States Dollar
ZAR	South Africa Rand
Index Abbreviations:
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMT	Constant Maturity Treasury Index
EAFE	Europe, Australasia and Far East
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets
NASDAQ	National Association of Securities Dealers Automated Quotations
S&P	Standard & Poor's
Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
AG	Assured Guaranty Inc.
ASA	Allmennaksjeselskap
Bhd	Berhad
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GmbH	Gesellschaft mit beschränkter Haftung
GNMA	Government National Mortgage Association
HUD	Housing and Urban Development
KGaA	Kommanditgesellschaft Auf Aktien
MSCI	Morgan Stanley Capital International
NPFG	National Public Finance Guarantee Corp.
NVDR	Non-Voting Depositary Receipt
Nyrt	New York REIT Inc
PJSC	Private Joint Stock Company
PSF-GTD	Permanent School Fund
PT	Perseroan Terbatas
Q-SBLF	Qualified School Bond Loan Fund
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor's Depositary Receipt
ST AID WITHHLDG	State Aid Withholding
ST APPROP	State Appropriation
Tbk	Terbuka
TLREF	Turkish Lira Overnight Reference Rate

47